UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO ETF Trust

Semiannual Report December 31, 2010

PIMCO ETF Trust

Index Exchange-Traded Funds

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Broad U.S. Treasury Index Fund

PIMCO Investment Grade Corporate Bond Index Fund

Actively Managed Exchange-Traded Funds

PIMCO Build America Bond Strategy Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		3
Financial Highlights		18
Statements of Assets and Liabilities		20
Statements of Operations		22
Statements of Changes in Net Assets		24
Notes to Financial Statements		49
Glossary		58
Privacy Policy		59
Approval of Renewal of the Investment Management Agreement		60

FUND	Fund Summary	Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund	5	27
PIMCO 1-5 Year U.S. TIPS Index Fund	6	28
PIMCO 3-7 Year U.S. Treasury Index Fund	7	29
PIMCO 7-15 Year U.S. Treasury Index Fund	8	30
PIMCO 15+ Year U.S. TIPS Index Fund	9	31
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	10	32
PIMCO Broad U.S. TIPS Index Fund	11	33
PIMCO Broad U.S. Treasury Index Fund	12	34
PIMCO Investment Grade Corporate Bond Index Fund	13	35
PIMCO Build America Bond Strategy Fund	14	37
PIMCO Enhanced Short Maturity Strategy Fund	15	39
PIMCO Intermediate Municipal Bond Strategy Fund	16	43
PIMCO Short Term Municipal Bond Strategy Fund	17	46

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO ETF Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO ETF Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383) and on the Funds’ website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO ETF Trust is distributed by PIMCO Investments LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimcoetfs.com, 1-888-400-4ETF (1-888-400-4383).

Chairman’s Letter

Dear Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO ETF Trust covering the six-month reporting period ended December 31, 2010.

During the reporting period, we introduced three new PIMCO exchange-traded funds (“ETFs”): an investment grade corporate bond index fund (Ticker: CORP), a broad U.S. Treasury index fund (Ticker: TRSY), and an actively-managed Build America Bond fund (Ticker: BABZ). Our newest ETFs complement PIMCO’s existing ETF strategies and provide investors with convenient and efficient exposure to important segments of the fixed-income universe through the trading ease of an ETF vehicle. All of our ETFs reflect PIMCO’s thought leadership, risk management, and product design expertise. In sum, we remain focused on building and offering a broad range of vehicles for helping investors reach their particular investment goals.

Current PIMCO ETF offerings as of the end of the reporting period include:

PIMCO ETF	NYSE Arca Ticker
U.S. Treasury
PIMCO 1-3 Year U.S. Treasury Index Fund	TUZ
PIMCO 3-7 Year U.S. Treasury Index Fund	FIVZ
PIMCO 7-15 Year U.S. Treasury Index Fund	TENZ
PIMCO Broad U.S. Treasury Index Fund	TRSY
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	ZROZ

U.S. Treasury Inflation-Protected Securities (TIPS)
PIMCO 1-5 Year U.S. TIPS Index Fund	STPZ
PIMCO Broad U.S. TIPS Index Fund	TIPZ
PIMCO 15+ Year U.S. TIPS Index Fund	LTPZ

Corporate
PIMCO Investment Grade Corporate Bond Index Fund	CORP

Short Duration
PIMCO Enhanced Short Maturity Strategy Fund	MINT

Tax-Exempt Municipal
PIMCO Short Term Municipal Bond Strategy Fund	SMMU
PIMCO Intermediate Municipal Bond Strategy Fund	MUNI

Taxable Municipal
PIMCO Build America Bond Strategy Fund	BABZ

Highlights of the financial markets during our six-month reporting period include:

■

Yields on U.S. Treasury securities were volatile and generally ended the period higher in response to an improved economic outlook and market reaction to expanded fiscal policy and monetary stimulus towards the latter part of the reporting period. The Federal Reserve kept short-term yields anchored at low levels, causing a steepening of the U.S. Treasury yield curve. The benchmark ten-year U.S. Treasury note yielded 3.30% at the end of the reporting period, as compared to 2.93% on June 30, 2010.

■

Performance of U.S. Treasury Inflation-Protected Securities (“TIPS”) varied by maturity. Long-maturity TIPS experienced rising real yields and negative performance, while short and intermediate TIPS benefited from declining real yields. TIPS outperformed nominal U.S. Treasuries as break-even inflation levels (or the difference between nominal and real yields) widened after the announcement of the Federal Reserve’s second round of quantitative easing.

■

Municipal bonds, including both the tax-free and taxable Build America Bonds (“BABs”) sectors, struggled during the reporting period. Taxable BABs were impacted by both rising yields and increased new issuance in the last quarter of the reporting period, as issuers increased BABs supply in response to the possibility of the expiration of the BABs program. In addition, the market experienced sizable redemptions out of municipal bond mutualfunds as rates increased, creating more selling pressure for municipal bonds.

Semiannual Report	December 31, 2010	1

Chairman’s Letter (Cont.)

■

Corporate bonds generally outperformed U.S. Treasury securities as credit fundamentals improved and investors reached for higher yields. The financials sector was among the best performing corporate sectors due to improving corporate balance sheets and expectations for improved economic growth.

On the following pages, you’ll find specific details on investment performance and a discussion of the factors that affected performance during the reporting period. If you have any questions regarding your PIMCO ETF Trust investment, please contact your advisor, or call one of our shareholder associates at 1-888-400-4ETF (1-888-400-4383). We also invite you to visit our updated ETF website at www.pimcoetfs.com to learn more about PIMCO ETFs.

Thank you again for the trust you have placed in PIMCO. We are privileged to serve you through our ETF offerings.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO ETF Trust

January 20, 2011

2	PIMCO ETF Trust

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in each Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Broad U.S. Treasury Index Fund and PIMCO Investment Grade Corporate Bond Index Fund are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective and as a result may not hold all of the securities that are included in the underlying index. The PIMCO Build America Bond Strategy Fund, PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, the “Funds”). Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

The Funds invest in particular segments of the securities markets, which are not representative of the broader securities markets. While we believe that bond funds have an important role to play in a well-diversified investment portfolio, an investment in a Fund alone should not constitute an entire investment program. It is important to note that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Funds are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Funds. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: market trading risk, limited issuance risk, interest rate risk, credit risk, market risk, liquidity risk, derivatives risk, issuer non-diversification risk, leveraging risk, management and tracking error risk, indexing risk, issuer risk, mortgage-related and other asset backed risk, foreign (non-U.S.) investment risk, emerging markets risk, management risk and municipal project-specific risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Index Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. An Index Fund could lose more than the principal amount invested in these derivative instruments. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns Chart measures each Fund’s performance against the performance of a broad-based securities market index (benchmark index). Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Index Funds may make available a complete schedule of portfolio holdings and the percentages they represent of the Index Fund’s net assets. On each business day, before commencement of trading on NYSE Arca, each Active Fund will disclose on www.pimcoetfs.com the identities and quantities of the Active Fund’s portfolio holdings that will form the basis for the Active Fund’s calculation of NAV at the end of the business day. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling 1-888-400-4ETF (1-888-400-4383).

Semiannual Report	December 31, 2010	3

Important Information About the Funds (Cont.)

The following disclosure provides important information regarding a Fund’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most Funds is from July 1, 2010 to December 31, 2010; with the exception of the PIMCO Broad U.S. Treasury Index Fund, which is from October 29, 2010 (the date the Fund commenced operations) to December 31, 2010, and the PIMCO Build America Bond Strategy and PIMCO Investment Grade Corporate Bond Index Funds, which is from September 20, 2010 (the date the Funds commenced operations) to December 31, 2010.

ACTUAL EXPENSES

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher. The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

4	PIMCO ETF Trust

PIMCO 1-3 Year U.S. Treasury Index Fund

Ticker Symbol	TUZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (06/01/09)
PIMCO 1-3 Year Treasury Index Fund (Based on Net Asset Value)	0.45%	2.27%	1.86%
PIMCO 1-3 Year Treasury Index Fund (At Market Price)(1)	0.38%	2.23%	1.82%
The BofA Merrill Lynch 1-3 Year US Treasury IndexSM(2)(3)	0.47%	2.35%	1.97%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 1-3 Year US Treasury IndexSM is an unmanaged index that tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,004.55	$1,024.75
Expenses Paid During Period+	$0.45	$0.46

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-3 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-3 Year US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the one to three year segment of the U.S. Treasury yield curve were mixed over the course of the reporting period, with rates declining at lower maturities and rising at higher maturities. The overall decline in yields of underlying securities and coupon returns drove positive performance for both the Fund and the Underlying Index over the reporting period.

Semiannual Report	December 31, 2010	5

PIMCO 1-5 Year U.S. TIPS Index Fund

Ticker Symbol	STPZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (08/20/09)
PIMCO 1-5 Year U.S. TIPS Index Fund (Based on Net Asset Value)	1.65%	3.54%	5.01%
PIMCO 1-5 Year U.S. TIPS Index Fund (At Market Price)(1)	1.68%	3.54%	5.07%
The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM(2)(3)	1.71%	3.75%	5.26%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 1 year and less than 5 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,016.46	$1,024.20
Expenses Paid During Period+	$1.02	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-5 Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the one- to five-year segment of the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve, driving positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

6	PIMCO ETF Trust

PIMCO 3-7 Year U.S. Treasury Index Fund

Ticker Symbol	FIVZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.3%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (10/30/09)
PIMCO 3-7 Year U.S. Treasury Index Fund (Based on Net Asset Value)	0.69%	6.46%	4.74%
PIMCO 3-7 Year U.S. Treasury Index Fund (At Market Price)(1)	0.61%	6.38%	4.66%
The BofA Merrill Lynch 3-7 Year US Treasury IndexSM(2)(3)	0.70%	6.51%	4.79%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 3-7 Year US Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,006.91	$1,024.45
Expenses Paid During Period+	$0.76	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 3-7 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 3-7 Year US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the three to seven year segment of the U.S. Treasury yield curve declined from July 2010 through the end of October 2010 and then rose sharply during November and December, ending higher overall. Despite the overall rise in yields, coupon returns drove positive performance for the Fund and the Underlying Index during the reporting period.

Semiannual Report	December 31, 2010	7

PIMCO 7-15 Year U.S. Treasury Index Fund

Ticker Symbol	TENZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (09/10/09)
PIMCO 7-15 Year U.S. Treasury Index Fund (Based on Net Asset Value)	-0.35%	9.03%	5.43%
PIMCO 7-15 Year U.S. Treasury Index Fund (At Market Price)(1)	-0.61%	8.91%	5.32%
The BofA Merrill Lynch 7-15 Year US Treasury IndexSM(2)(3)	-0.13%	9.35%	5.57%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 7-15 Year US Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 7 years and less than 15 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$996.45	$1,024.45
Expenses Paid During Period+	$0.75	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 7-15 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 7-15 Year US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the seven to fifteen year segment of the U.S. Treasury yield curve rose over the reporting period. The rise in yields led to negative performance for the Fund and the Underlying Index during the reporting period.

8	PIMCO ETF Trust

PIMCO 15+ Year U.S. TIPS Index Fund

Ticker Symbol	LTPZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (09/03/09)
PIMCO 15+ Year U.S. TIPS Index Fund (Based on Net Asset Value)	1.15%	8.46%	9.09%
PIMCO 15+ Year U.S. TIPS Index Fund (At Market Price)(1)	1.24%	8.57%	9.10%
The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM(2)(3)	1.19%	8.61%	9.16%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 15 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,011.50	$1,024.20
Expenses Paid During Period+	$1.01	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 15+ Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, were mixed across the 15+ year segment of the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve, and declined overall, driving positive returns for the Fund and the Underlying Index. Real coupon returns and a net positive inflation accrual, or change in the Consumer Price Index (“CPI”) applied to the principal of underlying securities over the reporting period also contributed positively to returns.

Semiannual Report	December 31, 2010	9

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

Ticker Symbol	ZROZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (10/30/09)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund (Based on Net Asset Value)	-11.02%	10.06%	-1.02%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund (At Market Price)(1)	-11.30%	9.77%	-0.98%
The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM(2)(3)	-10.63%	10.28%	-0.90%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$889.84	$1,024.45
Expenses Paid During Period+	$0.71	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the 25+ year segment of the U.S. Treasury STRIPS yield curve declined during July 2010 and August 2010, and then rose through the remaining four months of the year. An overall rise in yields led to negative performance for the Fund and the Underlying Index over the course of the reporting period.

10	PIMCO ETF Trust

PIMCO Broad U.S. TIPS Index Fund

Ticker Symbol	TIPZ

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (09/03/09)
PIMCO Broad U.S. TIPS Index Fund (Based on Net Asset Value)	1.72%	6.15%	7.27%
PIMCO Broad U.S. TIPS Index Fund (At Market Price)(1)	1.51%	5.99%	7.15%
The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM(2)(3)	1.77%	6.34%	7.39%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities). It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,017.18	$1,024.20
Expenses Paid During Period+	$1.02	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Broad U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, were mixed across the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve, with real yields declining at most maturities but rising at maturities of twenty years and greater. Overall declining yields drove positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns

Semiannual Report	December 31, 2010	11

PIMCO Broad U.S. Treasury Index Fund

Ticker Symbol	TRSY

Allocation Breakdown‡
U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2010
Fund Inception (10/29/10)
PIMCO Broad U.S. Treasury Index Fund (Based on Net Asset Value)	-3.15%
PIMCO Broad U.S. Treasury Index Fund (At Market Price)(1)	-3.04%
The BofA Merrill Lynch Liquid US Treasury IndexSM(2)(3)	-3.12%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch Liquid US Treasury IndexSM is an unmanaged index that tracks the performance of the three most recently issued 2-year, 3-year, 5-year, 7-year, 10-year and 30-year U.S. Treasury notes and bonds. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch Liquid US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch Liquid US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.25%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (10/29/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$968.53	$1,024.45
Expenses Paid During Period+	$0.25	$0.77

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund commenced operations on 10/29/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year.

†† Hypothetical Performance reflects a beginning account value as of 06/30/10.

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Broad U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Liquid US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not component securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.

»	The Fund commenced operations on October 29, 2010.

»

For the period since the Fund’s inception through the end of the reporting period, yields rose across all on-the-run maturities (or those U.S. Treasury securities most recently issued) in the two- to thirty-year segment of the U.S. Treasury yield curve. The rise in yields drove negative performance for both the Fund and the Underlying Index since the Fund’s inception.

12	PIMCO ETF Trust

PIMCO Investment Grade Corporate Bond Index Fund

Ticker Symbol	CORP

Allocation Breakdown‡
Corporate Bonds & Notes	99.5%
Short-Term Instruments	0.5%
‡	% of Total Investments as of 12/31/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2010
Fund Inception (09/20/10)
PIMCO Investment Grade Corporate Bond Index Fund (Based on Net Asset Value)	-0.27%
PIMCO Investment Grade Corporate Bond Index Fund (At Market Price)(1)	-0.43%
The BofA Merrill Lynch US Corporate IndexSM(2)(3)	-0.47%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If broker age commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch US Corporate IndexSM is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch US Corporate IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch US Corporate IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.32%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (09/20/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$997.30	$1,024.20
Expenses Paid During Period†	$0.56	$1.02

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period since the Fund commenced operations on 09/20/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 0.47%.

†† Hypothetical Performance reflects a beginning account value as of 06/30/10.

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Corporate IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not component securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds.

»	The Fund commenced operations on September 20, 2010.

»

Yields at two years and greater rose in the U.S. corporate bond market as a rise in U.S. Treasury yields offset a tightening of option-adjusted spreads, driving negative performance for both the Fund and the Underlying Index since the Fund’s inception on September 20, 2010.

Semiannual Report	December 31, 2010	13

PIMCO Build America Bond Strategy Fund

Ticker Symbol	BABZ

Allocation Breakdown‡
California	41.3%
New York	12.7%
Colorado	7.0%
Texas	5.7%
Washington	5.7%
Georgia	5.6%
Other	22.2%
‡	% of Total Investments as of 12/31/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended December 31, 2010
Fund Inception (09/20/10)
PIMCO Build America Bond Strategy Fund (Based on Net Asset Value)	-5.06%
PIMCO Build America Bond Strategy Fund (At Market Price)(1)	-4.76%
Barclays Capital Build America Bond Index(2)	-4.91%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If broker age commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Barclays Capital Build America Bond Index is an unmanaged index comprised of investment-grade, direct pay Build America Bonds that are SEC-registered, taxable, dollar denominated, have at least one year to final maturity and at least $250 million par amount outstanding. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.57%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (09/20/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$949.40	$1,022.94
Expenses Paid During Period+	$1.23	$2.29

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period since the Fund commenced operations on 09/20/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio reflects net annualized expenses after application of an expense waiver of 1.05%.

†† Hypothetical Performance reflects a beginning account value as of 06/30/10.

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Build America Bond Strategy Fund seeks maximum income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in taxable municipal debt securities publicly issued under the Build America Bond program.

»	The Fund commenced operations on September 20, 2010.

»	As of December 31, 2010, the 30 Day SEC Yield(a) was 5.85% while the Estimated Yield to Maturity(b) was 6.66%

»

Duration positioning (or sensitivity to changes in market interest rates) was initially below the Fund’s benchmark index during the initial period since the Fund’s inception (or from September 2010 through the first half of October 2010). However, duration positioning was slightly above the Fund’s benchmark index for most of the period, which was negative for returns, as municipal bond yields moved higher across most of the municipal bond yield curve during the reporting period.

»

Build America Bonds (“BABs”) underperformed the Barclays Capital U.S. Long Credit Index as BABs new issue supply continued to increase due to uncertainty regarding whether or not the Build America Bond program would be extended.

(a) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(b) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s Estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s Estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

14	PIMCO ETF Trust

PIMCO Enhanced Short Maturity Strategy Fund

Ticker Symbol	MINT

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	63.0%
U.S. Government Agencies	18.3%
Short-Term Instruments	7.5%
Asset-Backed Securities	4.9%
U.S. Treasury Obligations	2.5%
Other	3.8%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (11/16/09)
PIMCO Enhanced Short Maturity Strategy Fund (Based on Net Asset Value)	1.03%	1.72%	1.53%
PIMCO Enhanced Short Maturity Strategy Fund (At Market Price)(1)	1.08%	1.69%	1.57%
Citigroup 3-Month Treasury Bill Index(2)	0.08%	0.13%	0.13%	**

* Cumulative return.

All Fund returns are net of fees and expenses.

** Average annual total return since 11/30/2009.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If broker age commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,010.26	$1,023.44
Expenses Paid During Period+	$1.77	$1.79

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Enhanced Short Maturity Strategy Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards.

»	As of December 31, 2010, the 30 Day SEC Yield(a) was 0.67% and the Estimated Yield to Maturity(b) was 1.44%.

»

An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was positive for returns as short term interest rates (with maturities of less than one year) moved lower during the reporting period.

»	The Fund’s exposure to the Agency mortgage-backed securities benefited performance as the sector posted positive returns over the reporting period.

»	Exposure to the corporate sector added to returns as the sector posted positive performance over the reporting period.

(a) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(b)The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s Estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s Estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

Semiannual Report	December 31, 2010	15

PIMCO Intermediate Municipal Bond Strategy Fund

Ticker Symbol	MUNI

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

California	14.8%
New York	14.8%
Ohio	6.9%
Texas	6.6%
Washington	6.5%
Illinois	6.4%
Other	43.9%
‡	% of Total Investments as of 12/31/10

Average Annual Total Return for the period ended December 31, 2010
	6 Months*	1 Year	Fund Inception (11/30/09)
PIMCO Intermediate Municipal Bond Strategy Fund (Based on Net Asset Value)	0.86%	3.78%	3.11%
PIMCO Intermediate Municipal Bond Strategy Fund (At Market Price)(1)	0.84%	3.55%	2.98%
Barclays Capital 1-15 Year Municipal Bond Index(2)	0.11%	2.97%	2.70%

* Cumulative return.

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Barclays Capital 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from 1 to 17 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,008.58	$1,023.44
Expenses Paid During Period+	$1.77	$1.79

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Intermediate Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s 30 Day SEC Yield(a) after fees for December 31, 2010 was 2.46%. The yield was 3.78% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 2.73% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»

The average duration (or sensitivity to changes in market interest rates) was generally managed above the benchmark index throughout the period, which detracted from returns as municipal yields moved higher over the reporting period.

»

An overweight to dedicated revenue municipal bonds versus general obligation municipal bonds detracted from returns as revenue municipal bonds underperformed general obligation municipal bonds over the reporting period.

»	Exposure to healthcare and corporate-backed municipal bonds detracted from returns as these issues underperformed during the reporting period.

»	Exposure to water and sewer municipal bonds detracted from performance as the sector underperformed during the reporting period.

»	Exposure to power and electric municipal bonds benefited performance as the sector outperformed during the reporting period.

(a) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

16	PIMCO ETF Trust

PIMCO Short Term Municipal Bond Strategy Fund

Ticker Symbol	SMMU

Cumulative Returns Through December 31, 2010

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

California	15.8%
New York	14.0%
Illinois	11.6%
Texas	6.2%
Pennsylvania	5.8%
Indiana	4.8%
Other	41.9%
‡	% of Total Investments as of 12/31/10

Cumulative Total Return for the period ended December 31, 2010
	6 Months	Fund Inception (02/01/10)
PIMCO Short Term Municipal Bond Strategy Fund (Based on Net Asset Value)	0.32%	1.03%
PIMCO Short Term Municipal Bond Strategy Fund (At Market Price)(1)	0.06%	0.76%
Barclays Capital 1-3 Year Municipal Bond Index(2)	0.31%	1.29%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Barclays Capital 1-3 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from 1 to 4 years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/29/10, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (07/01/10)	$1,000.00	$1,000.00
Ending Account Value (12/31/10)	$1,003.24	$1,023.44
Expenses Paid During Period+	$1.77	$1.79

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Please refer to page 4 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Term Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s 30 Day SEC Yield(a) after fees for December 31, 2010 was 1.34%. The yield was 2.06% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 1.49% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»

Duration (or sensitivity to changes in market interest rates) was managed above the Fund’s benchmark index throughout the reporting period, which detracted from returns as municipal yields moved higher over the reporting period.

»

An overweight to dedicated revenue municipal bonds versus general obligation municipal bonds detracted from returns as revenue municipal bonds underperformed general obligation municipal bonds over the reporting period.

»	Exposure to healthcare and corporate-backed municipal bonds detracted from returns as these issues underperformed during the reporting period.

»	Exposure to water and sewer municipal bonds detracted from performance as the sector underperformed during the reporting period.

»	Exposure to power and electric municipal bonds benefited performance as the sector outperformed during the reporting period.

(a)The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Semiannual Report	December 31, 2010	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (b)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO 1-3 Year U.S. Treasury Index Fund
07/01/2010 - 12/31/2010+	$50.76	$0.20	$0.03	$0.23	$(0.19)	$0.00
07/01/2009 - 06/30/2010	49.94	0.43	0.84	1.27	(0.43)	(0.02)
06/01/2009 - 06/30/2009	50.00	0.03	(0.06)	(0.03)	(0.03)	0.00

PIMCO 1-5 Year U.S. TIPS Index Fund
07/01/2010 - 12/31/2010+	$51.79	$0.16	$0.69	$0.85	$(0.15)	$(0.01)
08/20/2009 - 06/30/2010	50.00	0.86	1.71	2.57	(0.78)	0.00

PIMCO 3-7 Year U.S. Treasury Index Fund
07/01/2010 - 12/31/2010+	$77.91	$0.77	$(0.21)	$0.56	$(0.78)	$(0.74)
10/30/2009 - 06/30/2010	75.34	1.08	2.53	3.61	(1.04)	0.00

PIMCO 7-15 Year U.S. Treasury Index Fund
07/01/2010 - 12/31/2010+	$79.23	$1.17	$(1.41)	$(0.24)	$(1.35)	$(1.05)
09/10/2009 - 06/30/2010	75.67	1.94	3.65	5.59	(1.98)	(0.05)

PIMCO 15+ Year U.S. TIPS Index Fund
07/01/2010 - 12/31/2010+	$54.17	$0.58	$0.05	$0.63	$(0.51)	$0.00
09/03/2009 - 06/30/2010	50.01	1.22	4.20	5.42	(1.26)	0.00

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund
07/01/2010 - 12/31/2010+	$83.02	$2.26	$(11.30)	$(9.04)	$(1.67)	$0.00
10/30/2009 - 06/30/2010	76.98	2.24	5.93	8.17	(2.13)	0.00

PIMCO Broad U.S. TIPS Index Fund
07/01/2010 - 12/31/2010+	$52.95	$0.36	$0.55	$0.91	$(0.41)	$(0.31)
09/03/2009 - 06/30/2010	50.01	0.96	2.97	3.93	(0.92)	(0.07)

PIMCO Broad U.S. Treasury Index Fund
10/29/2010 - 12/31/2010+	$100.36	$0.28	$(3.44)	$(3.16)	$(0.28)	$0.00

PIMCO Investment Grade Corporate Bond Index Fund
09/20/2010 - 12/31/2010+	$100.00	$0.88	$(1.14)	$(0.26)	$(0.81)	$(0.05)

PIMCO Build America Bond Strategy Fund
09/20/2010 - 12/31/2010+	$50.00	$0.61	$(3.13)	$(2.52)	$(0.56)	$0.00

PIMCO Enhanced Short Maturity Strategy Fund
07/01/2010 - 12/31/2010+	$100.34	$0.39	$0.64	$1.03	$(0.42)	$(0.29)
11/16/2009 - 06/30/2010	100.00	0.32	0.37	0.69	(0.35)	0.00

PIMCO Intermediate Municipal Bond Strategy Fund
07/01/2010 - 12/31/2010+	$50.63	$0.61	$(0.16)	$0.45	$(0.63)	$(0.09)
11/30/2009 - 06/30/2010	50.00	0.63	0.61	1.24	(0.61)	0.00

PIMCO Short Term Municipal Bond Strategy Fund
07/01/2010 - 12/31/2010+	$50.13	$0.30	$(0.14)	$0.16	$(0.30)	$0.00
02/01/2010 - 06/30/2010	50.00	0.21	0.14	0.35	(0.22)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Results do not accord with activity as a result of the timing of creations/redemptions.
(c)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creation or redemptions.

18	PIMCO ETF Trust	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (c)

$(0.19)	$50.80	0.45%	$106,775	0.09	%*	0.15	%*	0.78	%*	10%
(0.45)	50.76	2.56	86,400	0.09		0.19		0.83		256
(0.03)	49.94	(0.06)	40,051	0.09	*	1.88	*	0.76	*	18

$(0.16)	$52.48	1.65%	$672,807	0.20	%*	0.20	%*	0.60	%*	13%
(0.78)	51.79	5.17	539,680	0.20	*	0.23	*	2.02	*	5

$(1.52)	$76.95	0.69%	$51,298	0.15	%*	0.15	%*	1.91	%*	27%
(1.04)	77.91	4.85	51,942	0.15	*	0.41	*	2.14	*	178

$(2.40)	$76.59	(0.35)%	$14,297	0.15	%*	0.15	%*	2.92	%*	49%
(2.03)	79.23	7.54	14,790	0.15	*	0.86	*	3.31	*	209

$(0.51)	$54.29	1.15%	$250,818	0.20	%*	0.20	%*	2.19	%*	2%
(1.26)	54.17	10.95	22,753	0.20	*	0.70	*	3.02	*	35

$(1.67)	$72.31	(11.02)%	$53,507	0.15	%*	0.15	%*	4.17	%*	34%
(2.13)	83.02	11.02	21,586	0.15	*	0.83	*	4.56	*	39

$(0.72)	$53.14	1.72%	$38,792	0.20	%*	0.20	%*	1.38	%*	13%
(0.99)	52.95	7.91	28,063	0.20	*	0.61	*	2.35	*	122

$(0.28)	$96.92	(3.15)%	$9,692	0.15	%*	0.15	%*	1.73	%*	67%

$(0.86)	$98.88	(0.27)%	$72,182	0.20	%*	0.67	%*	3.15	%*	4%

$(0.56)	$46.92	(5.06)%	$26,275	0.45	%*	1.50	%*	4.84	%*	23%

$(0.71)	$100.66	1.03%	$785,152	0.35	%*	0.35	%*	0.78	%*	171%
(0.35)	100.34	0.69	656,227	0.35	*	0.41	*	0.57	*	276

$(0.72)	$50.36	0.86%	$63,449	0.35	%*	0.35	%*	2.42	%*	19%
(0.61)	50.63	2.50	43,543	0.35	*	0.91	*	2.14	*	72

$(0.30)	$49.99	0.32%	$22,996	0.35	%*	0.35	%*	1.18	%*	9%
(0.22)	50.13	0.70	18,046	0.35	*	2.17	*	1.09	*	4

Semiannual Report	December 31, 2010	19

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund	PIMCO 15+ Year U.S. TIPS Index Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

Assets:
Investments, at value	$106,413	$667,968	$50,944	$14,158	$248,831	$53,482
Repurchase agreements, at value	0	0	139	0	0	0
Cash	87	100	0	15	71	0
Receivable for investments sold	6,087	820	783	463	453	4,365
Interest and dividends receivable	333	4,792	342	129	1,929	0
Manager reimbursement receivable	16	0	0	0	0	0
	112,936	673,680	52,208	14,765	251,284	57,847

Liabilities:
Payable for investments purchased	$6,095	$0	$801	$398	$0	$3,704
Dividends payable	57	730	99	67	416	428
Overdraft due to custodian	0	0	0	0	0	201
Accrued related party fees	9	119	7	2	46	5
Reimbursement to Manager	0	24	3	1	4	2
	6,161	873	910	468	466	4,340

Net Assets	$106,775	$672,807	$51,298	$14,297	$250,818	$53,507

Net Assets Consist of:
Paid in capital	$105,988	$662,578	$50,648	$14,174	$259,679	$59,746
Undistributed (overdistributed) net investment income	8	(64)	(46)	(48)	(5)	(50)
Accumulated undistributed net realized gain (loss)	282	68	410	362	1,289	(2,701)
Net unrealized appreciation (depreciation)	497	10,225	286	(191)	(10,145)	(3,488)
	$106,775	$672,807	$51,298	$14,297	$250,818	$53,507

Shares Issued and Outstanding:	2,102	12,820	667	187	4,620	740

Net Asset Value Per Share	$50.80	$52.48	$76.95	$76.59	$54.29	$72.31

Cost of Investments Owned	$105,916	$657,743	$50,658	$14,349	$258,976	$56,970
Cost of Repurchase Agreements Owned	$0	$0	$139	$0	$0	$0

20	PIMCO ETF Trust	See Accompanying Notes

(Unaudited)

December 31, 2010

PIMCO Broad U.S. TIPS Index Fund	PIMCO Broad U.S. Treasury Index Fund	PIMCO Investment Grade Corporate Bond Index Fund	PIMCO Build America Bond Strategy Fund	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

$38,462	$9,652	$71,022	$25,882	$781,565	$63,214	$22,732
0	0	377	118	31,211	1,861	0
3	3	0	0	5	0	44
113	1,663	0	0	19,782	0	0
321	34	957	385	3,442	707	258
0	0	0	0	0	0	0
38,899	11,352	72,356	26,385	836,005	65,782	23,034

$0	$1,643	$0	$0	$50,343	$2,168	$0
99	16	161	99	240	145	30
0	0	0	0	0	0	0
7	1	12	11	249	18	7
1	0	1	0	21	2	1
107	1,660	174	110	50,853	2,333	38

$38,792	$9,692	$72,182	$26,275	$785,152	$63,449	$22,996

$37,858	$10,036	$73,493	$27,626	$784,305	$63,433	$23,034
(50)	0	0	0	(245)	(62)	(8)
20	(70)	24	(331)	(416)	136	(5)
964	(274)	(1,335)	(1,020)	1,508	(58)	(25)
$38,792	$9,692	$72,182	$26,275	$785,152	$63,449	$22,996

730	100	730	560	7,800	1,260	460

$53.14	$96.92	$98.88	$46.92	$100.66	$50.36	$49.99

$37,498	$9,926	$72,357	$26,902	$780,057	$63,272	$22,757
$0	$0	$377	$118	$31,211	$1,861	$0

Semiannual Report	December 31, 2010	21

Statements of Operations

Six Months Ended December 31, 2010 (Unaudited)
(Amounts in thousands)	PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund	PIMCO 15+ Year U.S. TIPS Index Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund
Investment Income:
Interest	$450	$2,383	$590	$312	$1,621	$866
Total Income	450	2,383	590	312	1,621	866

Expenses:
Management fees	78	597	43	15	137	30
Trustees’ fees	3	19	2	1	1	1
Organization expense	0	0	0	0	0	0
Miscellaneous expense	0	0	0	0	2	0
Total Expenses	81	616	45	16	140	31
Waiver and/or Reimbursement by Manager	(32)	(5)	0	0	0	0
Net Expenses	49	611	45	16	140	31

Net Investment Income	401	1,772	545	296	1,481	835

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	86	10	244	444	296	(2,436)
Net realized gain on in-kind redemptions	0	0	371	193	930	100
Net change in unrealized appreciation (depreciation) on investments	(73)	7,314	(936)	(1,000)	(10,990)	(5,578)
Net Gain (Loss)	13	7,324	(321)	(363)	(9,764)	(7,914)

Net Increase (Decrease) in Net Assets Resulting from Operations	$414	$9,096	$224	$(67)	$(8,283)	$(7,079)

(1)	Period from October 29, 2010 to December 31, 2010.
(2)	Period from September 20, 2010 to December 31, 2010.

22	PIMCO ETF Trust	See Accompanying Notes

PIMCO Broad U.S. TIPS Index Fund	PIMCO Broad U.S. Treasury Index Fund (1)	PIMCO Investment Grade Corporate Bond Index Fund (2)	PIMCO Build America Bond Strategy Fund (2)	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

$273	$31	$428	$306	$3,070	$680	$158
273	31	428	306	3,070	680	158

35	3	26	26	952	86	36
1	0	0	0	11	1	1
0	0	61	61	0	0	0
0	0	0	0	2	0	0
36	3	87	87	965	87	37
0	0	(60)	(61)	0	0	0
36	3	27	26	965	87	37

237	28	401	280	2,105	593	121

62	(70)	55	(331)	1,744	161	(5)
0	0	0	0	0	0	0
206	(274)	(1,335)	(1,020)	587	(456)	(87)
268	(344)	(1,280)	(1,351)	2,331	(295)	(92)

$505	$(316)	$(879)	$(1,071)	$4,436	$298	$29

Semiannual Report	December 31, 2010	23

Statements of Changes in Net Assets

	PIMCO 1-3 Year U.S. Treasury Index Fund		PIMCO 1-5 Year U.S. TIPS Index Fund		PIMCO 3-7 Year U.S. Treasury Index Fund		PIMCO 7-15 Year U.S. Treasury Index Fund

(Amounts in thousands)	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from August 20, 2009 to June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from October 30, 2009 to June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from September 10, 2009 to June 30, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$401	$912	$1,772	$4,212	$545	$528	$296	$315
Net realized gain (loss)	86	275	10	236	244	345	444	11
Net realized gain (loss) on in-kind redemptions	0	574	0	174	371	0	193	0
Net change in unrealized appreciation (depreciation)	(73)	555	7,314	2,911	(936)	1,222	(1,000)	809
Net increase (decrease) resulting from operations	414	2,316	9,096	7,533	224	2,095	(67)	1,135

Net Equalization Credits and Charges	6	(15)	14	110	(1)	48	6	15

Distributions to Shareholders:
From net investment income	(389)	(895)	(1,755)	(4,292)	(546)	(574)	(331)	(329)
From net realized capital gains	0	(100)	(171)	(7)	(550)	0	(280)	(5)

Total Distributions	(389)	(995)	(1,926)	(4,299)	(1,096)	(574)	(611)	(334)

Fund Share Transactions:
Receipts for shares sold	20,350	296,615	125,957	546,745	12,675	50,421	6,352	13,989
Cost of shares redeemed	0	(251,587)	0	(10,299)	(12,447)	0	(6,167)	0
Net Income Equalization	(6)	15	(14)	(110)	1	(48)	(6)	(15)
Net increase resulting from Fund share transactions	20,344	45,043	125,943	536,336	229	50,373	179	13,974

Total Increase (Decrease) in Net Assets	20,375	46,349	133,127	539,680	(644)	51,942	(493)	14,790

Net Assets:
Beginning of period	86,400	40,051	539,680	0	51,942	0	14,790	0
End of period*	$106,775	$86,400	$672,807	$539,680	$51,298	$51,942	$14,297	$14,790

*Including undistributed (overdistributed) net investment income of:	$8	$(4)	$(64)	$(81)	$(46)	$(45)	$(48)	$(13)

Shares of Beneficial Interest:
Shares Sold	400	5,900	2,400	10,620	160	667	80	187
Shares Redeemed	0	(5,000)	0	(200)	(160)	0	(80)	0
Net increase (decrease) in shares outstanding	400	900	2,400	10,420	0	667	0	187

24	PIMCO ETF Trust	See Accompanying Notes

PIMCO 15+ Year U.S. TIPS Index Fund		PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund		PIMCO Broad U.S. TIPS Index Fund		PIMCO Broad U.S. Treasury Index Fund	Investment Grade Corporate Bond Index Fund

Six Months Ended December 31, 2010 (Unaudited)	Period from September 3, 2009 to June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from October 30, 2009 to June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from September 3, 2009 to June 30, 2010	Period from October 29, 2010 to December 31, 2010 (Unaudited)	Period from September 20, 2010 to December 31, 2010 (Unaudited)

$1,481	$402	$835	$502	$237	$383	$28	$401
296	65	(2,436)	(368)	62	210	(70)	55

930	207	100	(13)	0	78	0	0

(10,990)	845	(5,578)	2,090	206	758	(274)	(1,335)

(8,283)	1,519	(7,079)	2,211	505	1,429	(316)	(879)

124	30	(37)	53	13	13	0	50

(1,458)	(430)	(834)	(553)	(277)	(394)	(28)	(401)
0	(1)	0	0	(230)	(22)	0	(31)

(1,458)	(431)	(834)	(553)	(507)	(416)	(28)	(432)

259,841	37,148	57,538	25,767	10,731	32,195	10,036	73,493
(22,035)	(15,483)	(17,704)	(5,839)	0	(5,145)	0	0
(124)	(30)	37	(53)	(13)	(13)	0	(50)

237,682	21,635	39,871	19,875	10,718	27,037	10,036	73,443

228,065	22,753	31,921	21,586	10,729	28,063	9,692	72,182

22,753	0	21,586	0	28,063	0	0	0
$250,818	$22,753	$53,507	$21,586	$38,792	$28,063	$9,692	$72,182

$(5)	$(28)	$(50)	$(51)	$(50)	$(10)	$0	$0

4,600	720	720	340	200	630	100	730
(400)	(300)	(240)	(80)	0	(100)	0	0

4,200	420	480	260	200	530	100	730

Semiannual Report	December 31, 2010	25

Statements of Changes in Net Assets

	Build America Bond Strategy Fund	PIMCO Enhanced Short Maturity Strategy Fund		PIMCO Intermediate Municipal Bond Strategy Fund		PIMCO Short Term Municipal Bond Strategy Fund

(Amounts in thousands)	Period from September 20, 2010 to December 31, 2010 (Unaudited)	Six Months Ended December 31, 2010 (Unaudited)	Period from November 16, 2009 to June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from November 30, 2009 to June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Period from February 1, 2010 to June 30, 2010

Increase in Net Assets from:

Operations:
Net investment income	$280	$2,105	$846	$593	$321	$121	$51
Net realized gain (loss)	(331)	1,744	297	161	57	(5)	0
Net change in unrealized appreciation (depreciation)	(1,020)	587	921	(456)	398	(87)	62
Net increase (decrease) resulting from operations	(1,071)	4,436	2,064	298	776	29	113

Net Equalization Credits and Charges	35	176	181	27	40	2	4

Distributions to Shareholders:
From net investment income	(280)	(2,180)	(1,041)	(619)	(358)	(125)	(54)
From net realized capital gains	0	(2,432)	0	(82)	0	0	0

Total Distributions	(280)	(4,612)	(1,041)	(701)	(358)	(125)	(54)

Fund Share Transactions:
Receipts for shares sold	32,324	854,615	886,921	20,309	63,288	5,046	17,987
Cost of shares redeemed	(4,698)	(725,514)	(231,717)	0	(20,163)	0	0
Net Income Equalization	(35)	(176)	(181)	(27)	(40)	(2)	(4)
Net increase (decrease) resulting from Fund share transactions	27,591	128,925	655,023	20,282	43,085	5,044	17,983

Total Increase in Net Assets	26,275	128,925	656,227	19,906	43,543	4,950	18,046

Net Assets:
Beginning of period	0	656,227	0	43,543	0	18,046	0
End of period*	$26,275	$785,152	$656,227	$63,449	$43,543	$22,996	$18,046

*Including (overdistributed) net investment income of:	$0	$(245)	$(170)	$(62)	$(36)	$(8)	$(4)

Shares of Beneficial Interest:
Shares Sold	660	8,470	8,850	400	1,260	100	360
Shares Redeemed	(100)	(7,210)	(2,310)	0	(400)	0	0
Net increase (decrease) in shares outstanding	560	1,260	6,540	400	860	100	360

26	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.7%

U.S. Treasury Notes
0.500% due 10/15/2013	$2,632	$2,603
0.500% due 11/15/2013	4,266	4,212
0.625% due 06/30/2012	6,526	6,546
0.750% due 08/15/2013	4,404	4,396
0.750% due 09/15/2013	3,284	3,274
0.750% due 12/15/2013	3,218	3,196
1.000% due 03/31/2012	8,508	8,575
1.000% due 04/30/2012	8,694	8,766
1.000% due 07/15/2013	2,749	2,763
1.125% due 01/15/2012	5,520	5,565
1.125% due 12/15/2012	3,084	3,116
1.125% due 06/15/2013	2,892	2,916
1.375% due 02/15/2012	7,661	7,748
1.375% due 09/15/2012	3,959	4,017
1.375% due 10/15/2012	4,787	4,858
1.375% due 11/15/2012	4,824	4,897
1.375% due 01/15/2013	5,875	5,965
1.375% due 02/15/2013	4,319	4,385
1.375% due 03/15/2013	4,198	4,260
1.375% due 05/15/2013	3,902	3,959
1.750% due 08/15/2012	6,182	6,310
1.750% due 04/15/2013	3,994	4,086

Total U.S. Treasury Obligations (Cost $105,916)		106,413

Total Investments 99.7% (Cost $105,916)		$106,413

Other Assets and Liabilities (Net) 0.3%		363

Net Assets 100.0%		$106,775

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$106,413	$0	$106,413

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	December 31, 2010	27

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%

Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$61,895	$63,345
0.625% due 04/15/2013	44,803	46,193
1.250% due 04/15/2014	45,554	47,949
1.625% due 01/15/2015	62,852	67,099
1.875% due 07/15/2013	68,804	73,421
1.875% due 07/15/2015	55,196	59,862
2.000% due 04/15/2012	53,788	55,784
2.000% due 01/15/2014	71,792	77,143
2.000% due 07/15/2014	63,674	68,893
3.000% due 07/15/2012	80,854	85,945
3.375% due 01/15/2012	21,351	22,334

Total U.S. Treasury Obligations (Cost $657,743)		667,968

Total Investments 99.3% (Cost $657,743)		$667,968

Other Assets and Liabilities (Net) 0.7%		4,839

Net Assets 100.0%		$672,807

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$667,968	$0	$667,968

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

28	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO 3-7 Year U.S. Treasury Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%

U.S. Treasury Notes
1.500% due 12/31/2013	$993	$1,007
1.875% due 02/28/2014	2,449	2,508
1.875% due 04/30/2014	2,418	2,473
1.875% due 08/31/2017	786	750
1.875% due 10/31/2017	1,951	1,855
2.125% due 11/30/2014	4,016	4,115
2.375% due 09/30/2014	3,906	4,046
2.375% due 03/31/2016	3,863	3,913
2.500% due 06/30/2017	1,854	1,847
2.625% due 06/30/2014	2,823	2,955
3.000% due 02/28/2017	2,633	2,716
3.125% due 10/31/2016	2,809	2,931
3.125% due 04/30/2017	2,421	2,509
3.250% due 07/31/2016	3,185	3,353
3.250% due 12/31/2016	2,648	2,774
4.125% due 05/15/2015	2,625	2,891
7.250% due 05/15/2016	2,796	3,525
9.250% due 02/15/2016	1,778	2,408
9.875% due 11/15/2015	992	1,361
10.625% due 08/15/2015	362	504
11.250% due 02/15/2015	363	503

Total U.S. Treasury Obligations (Cost $50,658)		50,944

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 01/03/2011	$139	$139

(Dated 12/31/2010. Collateralized by Freddie Mac 0.000% due 06/20/2011 valued at $145. Repurchase proceeds are $139.)

Total Short-Term Instruments (Cost $139)		139

Total Investments 99.6% (Cost $50,797)		$51,083

Other Assets and Liabilities (Net) 0.4%		215

Net Assets 100.0%		$51,298

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$50,944	$0	$50,944
Short-Term Instruments
Repurchase Agreements	0	139	0	139
	$0	$51,083	$0	$51,083

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	December 31, 2010	29

Schedule of Investments PIMCO 7-15 Year U.S. Treasury Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.0%

U.S. Treasury Bonds
6.250% due 08/15/2023	$671	$844
7.625% due 11/15/2022	674	938
7.625% due 02/15/2025	181	257
7.875% due 02/15/2021	397	554
8.125% due 08/15/2021	100	142

U.S. Treasury Notes
2.625% due 08/15/2020	1,578	1,496
3.125% due 05/15/2019	1,970	1,991
3.375% due 11/15/2019	1,817	1,855
3.625% due 02/15/2020	1,642	1,704
3.750% due 11/15/2018	1,749	1,861
8.750% due 05/15/2020	926	1,348
9.125% due 05/15/2018	815	1,168

Total U.S. Treasury Obligations (Cost $14,349)		14,158

Total Investments 99.0% (Cost $14,349)		$14,158

Other Assets and Liabilities (Net) 1.0%		139

Net Assets 100.0%		$14,297

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$14,158	$0	$14,158

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

30	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%

Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$24,619	$25,122
2.000% due 01/15/2026	33,244	35,381
2.125% due 02/15/2040	23,157	24,600
2.375% due 01/15/2027	26,962	30,031
2.500% due 01/15/2029	21,742	24,739
3.375% due 04/15/2032	9,314	12,067
3.625% due 04/15/2028	34,231	44,295
3.875% due 04/15/2029	39,125	52,596

Total U.S. Treasury Obligations (Cost $258,976)		248,831

Total Investments 99.2% (Cost $258,976)		$248,831

Other Assets and Liabilities (Net) 0.8%		1,987

Net Assets 100.0%		$250,818

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$248,831	$0	$248,831

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	December 31, 2010	31

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 100.0%

U.S. Treasury Strips
0.000% due 02/15/2036	$14,656	$4,745
0.000% due 02/15/2037	14,656	4,538
0.000% due 05/15/2037	14,656	4,476
0.000% due 02/15/2038	14,656	4,295
0.000% due 05/15/2038	14,656	4,242
0.000% due 02/15/2039	14,656	4,070
0.000% due 05/15/2039	14,656	4,007
0.000% due 08/15/2039	14,656	3,962
0.000% due 11/15/2039	14,656	3,912
0.000% due 02/15/2040	14,656	3,860
0.000% due 05/15/2040	14,656	3,824
0.000% due 08/15/2040	14,656	3,809
0.000% due 11/15/2040	14,656	3,742

Total U.S. Treasury Obligations (Cost $56,970)		53,482

Total Investments 100.0% (Cost $56,970)		$53,482

Other Assets and Liabilities (Net) 0.0%		25

Net Assets 100.0%		$53,507

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$53,482	$0	$53,482

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

32	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO Broad U.S. TIPS Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%

Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$859	$879
0.625% due 04/15/2013	951	980
1.250% due 04/15/2014	927	976
1.375% due 01/15/2020	3,329	3,464
1.625% due 01/15/2015	4,498	4,802
1.625% due 01/15/2018	3,397	3,639
1.750% due 01/15/2028	2,705	2,760
1.875% due 07/15/2019	1,167	1,270
2.000% due 01/15/2014	2,432	2,614
2.000% due 01/15/2026	2,144	2,282
2.125% due 02/15/2040	781	830
2.375% due 01/15/2025	2,220	2,476
2.500% due 07/15/2016	3,466	3,894
2.500% due 01/15/2029	2,783	3,167
3.000% due 07/15/2012	2,913	3,097
3.375% due 01/15/2012	739	773
3.375% due 04/15/2032	431	559

Total U.S. Treasury Obligations (Cost $37,498)		38,462

Total Investments 99.1% (Cost $37,498)		$38,462

Other Assets and Liabilities (Net) 0.9%		330

Net Assets 100.0%		$38,792

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$38,462	$0	$38,462

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	December 31, 2010	33

Schedule of Investments PIMCO Broad U.S. Treasury Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%

U.S. Treasury Bonds
3.875% due 08/15/2040	$548	$505
4.250% due 11/15/2040	548	539
4.375% due 05/15/2040	548	551

U.S. Treasury Notes
0.375% due 10/31/2012	548	546
0.500% due 11/30/2012	548	547
0.500% due 10/15/2013	548	542
0.500% due 11/15/2013	548	541
0.625% due 12/31/2012	548	548
0.750% due 12/15/2013	548	544
1.250% due 10/31/2015	548	531
1.375% due 11/30/2015	548	533
1.875% due 09/30/2017	548	522
1.875% due 10/31/2017	548	521
2.125% due 12/31/2015	548	551
2.250% due 11/30/2017	548	533
2.625% due 08/15/2020	548	520
2.625% due 11/15/2020	548	517
3.500% due 05/15/2020	548	561

Total U.S. Treasury Obligations (Cost $9,926)		9,652

Total Investments 99.6% (Cost $9,926)		$9,652

Other Assets and Liabilities (Net) 0.4%		40

Net Assets 100.0%		$9,692

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$9,652	$0	$9,652

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

34	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 98.4%

BANKING & FINANCE 39.0%

American International Group, Inc.
5.850% due 01/16/2018	$1,100	$1,138

Bank of America Corp.
5.375% due 09/11/2012	200	210
5.625% due 07/01/2020	100	102
7.375% due 05/15/2014	300	334

Bank of Nova Scotia
3.400% due 01/22/2015	100	104

Bear Stearns Cos. LLC
5.300% due 10/30/2015	200	217
6.950% due 08/10/2012	200	218

Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	316

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	1,400	1,575

Citigroup, Inc.
5.375% due 08/09/2020	100	104
6.010% due 01/15/2015	300	329
8.125% due 07/15/2039	1,300	1,659

Credit Suisse
4.375% due 08/05/2020	100	98
5.000% due 05/15/2013	1,400	1,508

Deutsche Bank AG
5.375% due 10/12/2012	1,300	1,398

General Electric Capital Corp.
5.500% due 01/08/2020	400	429
6.000% due 06/15/2012	1,300	1,390

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	800	866
5.375% due 03/15/2020	1,200	1,242

HSBC Bank USA N.A.
4.625% due 04/01/2014	200	209
4.875% due 08/24/2020	900	896

HSBC Holdings PLC
6.500% due 09/15/2037	100	105

John Deere Capital Corp.
2.950% due 03/09/2015	100	103
5.750% due 09/10/2018	200	227

JPMorgan Chase & Co.
3.700% due 01/20/2015	800	829
4.250% due 10/15/2020	200	196
4.400% due 07/22/2020	100	99

Kimco Realty Corp.
6.875% due 10/01/2019	1,300	1,473

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,300	1,425
7.750% due 05/14/2038	100	104

MetLife, Inc.
2.375% due 02/06/2014	1,100	1,106
5.700% due 06/15/2035	700	717

Moody’s Corp.
5.500% due 09/01/2020	300	297

Morgan Stanley
5.500% due 07/24/2020	200	202
6.000% due 04/28/2015	400	434

Nomura Holdings, Inc.
5.000% due 03/04/2015	1,500	1,565
6.700% due 03/04/2020	300	322

Prudential Financial, Inc.
4.750% due 09/17/2015	1,100	1,165

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	$1,200	$1,229

Simon Property Group LP
5.650% due 02/01/2020	100	108
6.750% due 05/15/2014	1,000	1,127

Toyota Motor Credit Corp.
3.200% due 06/17/2015	300	310

Wachovia Corp.
5.500% due 05/01/2013	600	653

		28,138

INDUSTRIALS 48.5%

Abbott Laboratories
5.125% due 04/01/2019	1,400	1,544

Alcoa, Inc.
6.150% due 08/15/2020	900	926

Altria Group, Inc.
9.250% due 08/06/2019	500	654

America Movil SAB de C.V.
6.125% due 03/30/2040	300	320

Amgen, Inc.
3.450% due 10/01/2020	300	287
6.150% due 06/01/2018	200	234

Anadarko Petroleum Corp.
6.375% due 09/15/2017	1,600	1,745

ArcelorMittal
6.125% due 06/01/2018	1,000	1,067
9.850% due 06/01/2019	200	253

Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020	100	108

Boeing Co.
3.500% due 02/15/2015	800	840

Cenovus Energy, Inc.
6.750% due 11/15/2039	1,000	1,169

Cisco Systems, Inc.
4.450% due 01/15/2020	100	105

Comcast Corp.
5.150% due 03/01/2020	100	105

ConocoPhillips
5.750% due 02/01/2019	100	114

CSX Corp.
6.220% due 04/30/2040	1,200	1,307

CVS Caremark Corp.
6.125% due 09/15/2039	1,100	1,179

Deere & Co.
6.950% due 04/25/2014	200	232

DirecTV Holdings LLC
3.125% due 02/15/2016	900	889

Discovery Communications LLC
5.050% due 06/01/2020	300	318

Dow Chemical Co.
5.900% due 02/15/2015	1,400	1,552
7.600% due 05/15/2014	200	231

Eli Lilly & Co.
5.950% due 11/15/2037	200	223

Energy Transfer Partners LP
8.500% due 04/15/2014	200	232

Hewlett-Packard Co.
2.125% due 09/13/2015	300	297

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Home Depot, Inc.
5.400% due 03/01/2016	$1,300	$1,458

International Business Machines Corp.
1.000% due 08/05/2013	300	299
5.600% due 11/30/2039	400	437

International Paper Co.
7.500% due 08/15/2021	500	592

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	100	104

Kraft Foods, Inc.
4.125% due 02/09/2016	100	105
5.375% due 02/10/2020	100	108

Kroger Co.
6.150% due 01/15/2020	200	227

L-3 Communications Corp.
4.750% due 07/15/2020	200	197

Lockheed Martin Corp.
4.250% due 11/15/2019	100	102

Marriott International, Inc.
6.200% due 06/15/2016	100	110

Microsoft Corp.
1.625% due 09/25/2015	100	98

Novartis Capital Corp.
2.900% due 04/24/2015	1,500	1,542
4.400% due 04/24/2020	300	315

Pemex Project Funding Master Trust
5.750% due 03/01/2018	800	859

PepsiCo, Inc.
3.100% due 01/15/2015	300	313
5.500% due 01/15/2040	100	106

Petrobras International Finance Co.
5.750% due 01/20/2020	100	104
6.875% due 01/20/2040	100	106

Pfizer, Inc.
4.450% due 03/15/2012	600	626
6.200% due 03/15/2019	1,000	1,173

Philip Morris International, Inc.
4.875% due 05/16/2013	1,200	1,300
5.650% due 05/16/2018	500	565

Procter & Gamble Co.
1.375% due 08/01/2012	1,100	1,113
4.950% due 08/15/2014	300	334

Raytheon Co.
3.125% due 10/15/2020	300	277

Republic Services, Inc.
5.000% due 03/01/2020	100	105

Shell International Finance BV
1.875% due 03/25/2013	300	305
3.100% due 06/28/2015	500	514
4.375% due 03/25/2020	400	420

Southern Copper Corp.
6.750% due 04/16/2040	1,100	1,145

Target Corp.
3.875% due 07/15/2020	100	100

Time Warner Cable, Inc.
5.000% due 02/01/2020	350	361

Time Warner, Inc.
3.150% due 07/15/2015	100	102

Total Capital S.A.
3.000% due 06/24/2015	100	102

See Accompanying Notes	Semiannual Report	December 31, 2010	35

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Fund (Cont.)

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Transocean, Inc.
4.950% due 11/15/2015	$300	$310

United Parcel Service, Inc.
3.875% due 04/01/2014	1,000	1,066

United Technologies Corp.
4.500% due 04/15/2020	800	841

Vale Overseas Ltd.
6.875% due 11/21/2036	600	661

Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	99
3.625% due 07/08/2020	100	98

Waste Management, Inc.
4.750% due 06/30/2020	300	308

		35,038

UTILITIES 10.9%

AT&T, Inc.
2.500% due 08/15/2015	300	299
6.300% due 01/15/2038	1,300	1,376

BP Capital Markets PLC
4.500% due 10/01/2020	300	300
5.250% due 11/07/2013	900	975

Commonwealth Edison Co.
4.000% due 08/01/2020	200	197

EDP Finance BV
4.900% due 10/01/2019	1,000	854

Exelon Generation Co. LLC
6.200% due 10/01/2017	100	112

FirstEnergy Corp.
7.375% due 11/15/2031	1,400	1,480

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	$800	$867

Pacific Gas & Electric Co.
3.500% due 10/01/2020	300	286
5.800% due 03/01/2037	100	107

Telefonica Emisiones SAU
2.582% due 04/26/2013	600	601

Verizon Communications, Inc.
8.750% due 11/01/2018	300	392

		7,846

Total Corporate Bonds & Notes (Cost $72,357)		71,022

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 01/03/2011	377	377

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $389. Repurchase proceeds are $377.)

Total Short-Term Instruments (Cost $377)		377

Total Investments 98.9% (Cost $72,734)		$71,399

Other Assets and Liabilities (Net) 1.1%		783

Net Assets 100.0%		$72,182

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$28,138	$0	$28,138
Industrials	0	35,038	0	35,038
Utilities	0	7,846	0	7,846
Short-Term Instruments
Repurchase Agreements	0	377	0	377
	$0	$71,399	$0	$71,399

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

36	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO Build America Bond Strategy Fund

(Unaudited) December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.6%

CALIFORNIA 40.8%

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2010
7.046% due 12/01/2044	$50	$49

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	1,500	1,518

California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	1,300	1,350

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	1,000	1,027

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.618% due 08/01/2040	1,000	982

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	500	517

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.574% due 07/01/2045	1,500	1,531

Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.813% due 06/01/2040	450	418

Orange County, California Sanitation District Revenue Bonds, Series 2010
6.400% due 02/01/2044	1,000	986

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040	1,000	958

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	450	440

University of California Regents Medical Center Revenue Bonds, Series 2010
6.548% due 05/15/2048	500	488

University of California Revenue Bonds, Series 2010
6.296% due 05/15/2050	500	462

		10,726

COLORADO 6.9%

Colorado Springs, Colorado Revenue Bonds, Series 2010
5.738% due 11/15/2050	600	553

Colorado State Bridge Enterprise Revenue Bonds, Series 2010
6.078% due 12/01/2040	1,250	1,259

		1,812

GEORGIA 5.5%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	1,500	1,452

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HAWAII 1.8%

University of Hawaii Revenue Bonds, Series 2010
6.034% due 10/01/2040	$500	$477

ILLINOIS 5.0%

Chicago, Illinois Airport Revenue Bonds, Series 2010
6.395% due 01/01/2040	700	661

Illinois State Toll Highway Authority Revenue Bonds, Series 2009
6.184% due 01/01/2034	655	642

		1,303

INDIANA 2.4%

Indiana State Municipal Power Agency Revenue Bonds, Series 2010
5.594% due 01/01/2042	700	638

MINNESOTA 1.6%

Southern Minnesota State Municipal Power Agency Revenue Bonds, Series 2010
5.926% due 01/01/2043	450	416

NEBRASKA 3.3%

Nebraska State Public Power District Revenue Bonds, Series 2010
5.323% due 01/01/2030	600	567

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	300	296

		863

NEW YORK 12.6%

New York City, New York General Obligation Bonds, Series 2010
5.517% due 10/01/2037	1,000	926

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	1,500	1,415

New York State Dormitory Authority Revenue Bonds, Series 2010
5.389% due 03/15/2040	500	468
5.600% due 03/15/2040	500	492

		3,301

NORTH CAROLINA 0.4%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	104

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
OHIO 2.9%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	$700	$638

Ohio State University Revenue Bonds, Series 2010
4.910% due 06/01/2040	125	113

		751

TENNESSEE 1.8%

Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	500	467

TEXAS 5.6%

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	1,000	980

San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	500	498

		1,478

UTAH 2.4%

Utah State Transit Authority Revenue Bonds, Series 2010
5.705% due 06/15/2040	700	624

WASHINGTON 5.6%

Washington State Biomedical Research Facilities 3 Revenue Bonds, Series 2010
6.516% due 07/01/2042	1,500	1,470

Total Municipal Bonds & Notes (Cost $26,902)		25,882

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 01/03/2011	118	118

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $124. Repurchase proceeds are $118.)

Total Short-Term Instruments (Cost $118)		118

Total Investments 99.0% (Cost $27,020)		$26,000

Other Assets and Liabilities (Net) 1.0%		275

Net Assets 100.0%		$26,275

See Accompanying Notes	Semiannual Report	December 31, 2010	37

Schedule of Investments PIMCO Build America Bond Strategy Fund (Cont.)

(Unaudited)
December 31, 2010

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Municipal Bonds & Notes
California	$0	$10,726	$0	$10,726
Colorado	0	1,812	0	1,812
Georgia	0	1,452	0	1,452
Hawaii	0	477	0	477
Illinois	0	1,303	0	1,303
Indiana	0	638	0	638
Minnesota	0	416	0	416
Nebraska	0	863	0	863
New York	0	3,301	0	3,301
North Carolina	0	104	0	104
Ohio	0	751	0	751
Tennessee	0	467	0	467
Texas	0	1,478	0	1,478
Utah	0	624	0	624
Washington	0	1,470	0	1,470
Short-Term Instruments
Repurchase Agreements	0	118	0	118
	$0	$26,000	$0	$26,000

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

38	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO Enhanced Short Maturity Strategy Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 65.3%

BANKING & FINANCE 43.6%

Ally Financial, Inc.
2.200% due 12/19/2012	$8,600	$8,850

American Express Bank FSB
0.391% due 05/29/2012	3,875	3,859
0.412% due 06/12/2012	500	498

American Express Centurion Bank
0.412% due 06/12/2012	2,710	2,698

American Honda Finance Corp.
0.473% due 03/27/2012	500	500
0.656% due 11/07/2012	5,300	5,298

Arbejdernes Landsbank
0.839% due 07/09/2013	2,500	2,523

Banco Santander Chile
1.539% due 04/20/2012	4,000	4,000

Bank of America Corp.
0.683% due 06/22/2012	2,000	2,014
0.802% due 09/11/2012	650	642

Barclays Bank PLC
1.211% due 12/19/2011	2,000	2,016
1.316% due 12/05/2011	11,000	11,089
5.450% due 09/12/2012	1,100	1,179

Boston Properties LP
6.250% due 01/15/2013	487	531

BRFkredit A/S
0.539% due 04/15/2013	1,900	1,901

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	800	815

Canadian Oil Sands Ltd.
5.800% due 08/15/2013	1,000	1,084

Cie de Financement Foncier
1.038% due 07/23/2012	4,000	3,996
1.625% due 07/23/2012	2,000	2,010

Citigroup Funding, Inc.
1.875% due 10/22/2012	8,600	8,776

Citigroup, Inc.
0.427% due 03/16/2012	2,000	1,987
0.428% due 03/07/2014	2,000	1,923
0.566% due 11/05/2014	4,400	4,187
2.286% due 08/13/2013	5,530	5,628

Commonwealth Bank of Australia
0.358% due 08/27/2014	3,400	3,402
0.682% due 12/10/2012	400	400
0.738% due 07/23/2014	5,000	5,015

Countrywide Financial Corp.
0.726% due 05/07/2012	4,700	4,645

DanFin Funding Ltd.
0.989% due 07/16/2013	4,500	4,498

Danske Bank A/S
2.500% due 05/10/2012	4,000	4,099

Dexia Credit Local S.A.
0.703% due 03/05/2013	12,400	12,366

FIH Erhvervsbank A/S
0.672% due 06/13/2013	5,400	5,398
1.750% due 12/06/2012	4,000	4,054

General Electric Capital Corp.
0.236% due 05/08/2012	4,415	4,416
0.304% due 09/20/2013	2,700	2,607
0.424% due 06/20/2013	4,000	3,891
0.466% due 06/01/2012	2,400	2,406
0.502% due 03/12/2012	5,300	5,320

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.523% due 12/30/2013	$2,000	$1,953
1.184% due 05/22/2013	1,135	1,140
2.625% due 12/28/2012	12,800	13,282

Goldman Sachs Group, Inc.
0.466% due 02/06/2012	8,100	8,092
0.789% due 01/12/2015	3,700	3,580
4.750% due 07/15/2013	800	853

HSBC Finance Corp.
0.539% due 01/15/2014	9,210	8,844
0.639% due 07/19/2012	750	745
0.652% due 09/14/2012	2,000	1,972
0.726% due 06/01/2016	3,900	3,595

ING Bank NV
1.609% due 10/18/2013	1,000	999
2.625% due 02/09/2012	2,000	2,044

Lloyds TSB Bank PLC
1.303% due 04/02/2012	5,000	5,051

Macquarie Bank Ltd.
2.600% due 01/20/2012	10,000	10,194
4.100% due 12/17/2013	2,500	2,685

Merrill Lynch & Co., Inc.
0.533% due 06/05/2012	7,880	7,809
6.050% due 08/15/2012	200	212

MetLife, Inc.
1.536% due 08/06/2013	4,050	4,116
6.125% due 12/01/2011	1,000	1,049

Metropolitan Life Global Funding I
0.552% due 03/15/2012	600	601
5.125% due 04/10/2013	600	646

Monumental Global Funding III
0.458% due 01/25/2013	2,000	1,945

Monumental Global Funding Ltd.
0.682% due 06/15/2011	1,600	1,585

Morgan Stanley
2.786% due 05/14/2013	13,310	13,802

National Australia Bank Ltd.
0.790% due 07/08/2014	11,300	11,434

Nationwide Building Society
0.464% due 05/17/2012	200	200

NIBC Bank NV
0.680% due 12/02/2014	2,500	2,502

Nomura Europe Finance NV
0.441% due 07/05/2011	100	99

Pacific Life Global Funding
5.150% due 04/15/2013	3,000	3,209

PNC Funding Corp.
0.428% due 01/31/2012	250	250

Pricoa Global Funding I
0.503% due 09/27/2013	3,600	3,548
4.625% due 06/25/2012	700	735
5.400% due 10/18/2012	1,185	1,269

Royal Bank of Scotland Group PLC
0.554% due 03/30/2012	10,260	10,258
1.188% due 04/23/2012	1,000	1,010
2.704% due 08/23/2013	4,000	4,065

Santander Holdings USA, Inc.
2.500% due 06/15/2012	6,125	6,295

Societe Generale
2.200% due 09/14/2013	2,000	1,993

Sparebanken 1 Boligkreditt
1.250% due 10/25/2014	3,000	2,982

Sun Life Financial Global Funding LP
0.553% due 10/06/2013	4,000	3,941

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Suncorp Group Ltd.
1.789% due 07/16/2012	$10,800	$11,028

Swedbank AB
0.739% due 01/14/2013	1,100	1,100
3.000% due 12/22/2011	4,200	4,301

UBS AG
1.384% due 02/23/2012	9,400	9,482

Union Bank N.A.
0.502% due 03/16/2012	6,090	6,108

Wachovia Corp.
0.418% due 04/23/2012	3,000	2,998
2.057% due 05/01/2013	8,275	8,514

WCI Finance LLC
5.400% due 10/01/2012	1,360	1,442

Wells Fargo & Co.
0.488% due 10/28/2015	3,000	2,897

Westpac Banking Corp.
2.100% due 08/02/2013	3,000	3,032

		342,007

INDUSTRIALS 16.5%

Altria Group, Inc.
8.500% due 11/10/2013	1,366	1,618

American Airlines Pass-Through Trust
7.858% due 04/01/2013	3,000	3,120

Anheuser-Busch InBev Worldwide, Inc.
1.033% due 03/26/2013	7,800	7,876

Broadcom Corp.
1.500% due 11/01/2013	500	497

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	2,500	2,828

Chevron Corp.
3.450% due 03/03/2012	1,050	1,084

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	2,785	3,171

Consol Energy, Inc.
7.875% due 03/01/2012	2,000	2,138

Cox Communications, Inc.
7.125% due 10/01/2012	5,250	5,760

CSX Corp.
6.750% due 03/15/2011	2,000	2,023

CVS Caremark Corp.
5.750% due 08/15/2011	2,870	2,960

Daimler Finance North America LLC
5.750% due 09/08/2011	2,650	2,739
6.500% due 11/15/2013	3,000	3,399
7.300% due 01/15/2012	1,800	1,913

Delta Air Lines Pass-Through Trust
6.619% due 09/18/2012	286	288

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	1,000	1,084
5.375% due 03/23/2011	500	505

Devon Financing Corp. ULC
6.875% due 09/30/2011	3,285	3,432

Dow Chemical Co.
6.000% due 10/01/2012	2,000	2,156

EnCana Corp.
6.300% due 11/01/2011	4,100	4,287

Energy Transfer Partners LP
5.650% due 08/01/2012	400	424

See Accompanying Notes	Semiannual Report	December 31, 2010	39

Schedule of Investments PIMCO Enhanced Short Maturity Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Enterprise Products Operating LLC
7.625% due 02/15/2012	$1,300	$1,386

FedEx Corp.
7.250% due 02/15/2011	200	201

Georgia-Pacific LLC
7.000% due 01/15/2015	6,700	6,985

Hewlett-Packard Co.
0.427% due 09/13/2012	3,000	3,005

HJ Heinz Finance Co.
6.625% due 07/15/2011	400	413

Husky Energy, Inc.
6.250% due 06/15/2012	1,575	1,686

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	2,000	2,186

International Business Machines Corp.
0.332% due 06/15/2012	5,675	5,678

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	2,000	2,145
7.125% due 03/15/2012	2,035	2,172

Kraft Foods, Inc.
6.000% due 02/11/2013	150	164
6.250% due 06/01/2012	1,018	1,089

Northwest Airlines Pass-Through Trust
6.841% due 10/01/2012	2,550	2,582

Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,158

Pemex Project Funding Master Trust
0.903% due 12/03/2012	2,000	1,997

Potash Corp. of Saskatchewan, Inc.
7.750% due 05/31/2011	150	154

Republic Services, Inc.
6.750% due 08/15/2011	2,000	2,065

Reynolds American, Inc.
1.002% due 06/15/2011	5,545	5,552
7.250% due 06/01/2012	570	610

Rogers Communications, Inc.
7.875% due 05/01/2012	500	543

SABMiller PLC
6.200% due 07/01/2011	1,145	1,175

Shell International Finance BV
0.653% due 06/22/2012	3,150	3,166

Siemens Financieringsmaatschappij NV
0.452% due 03/16/2012	1,040	1,040

Southern Co.
5.300% due 01/15/2012	3,315	3,468

Sunoco, Inc.
6.750% due 04/01/2011	200	202

Time Warner Cable, Inc.
5.400% due 07/02/2012	700	743
6.200% due 07/01/2013	4,298	4,776

Time Warner, Inc.
6.875% due 05/01/2012	1,650	1,776

Transocean, Inc.
6.625% due 04/15/2011	2,500	2,537

UST LLC
6.625% due 07/15/2012	1,860	1,996

Vivendi S.A.
5.750% due 04/04/2013	2,815	3,038

Volkswagen International Finance NV
1.625% due 08/12/2013	1,600	1,600

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

WellPoint, Inc.
5.000% due 01/15/2011	$2,900	$2,903

WM Wrigley Jr. Co.
2.450% due 06/28/2012	240	242
3.050% due 06/28/2013	1,200	1,226

Xerox Corp.
6.875% due 08/15/2011	3,200	3,310

		129,271

UTILITIES 5.2%

Appalachian Power Co.
5.650% due 08/15/2012	200	213

AT&T, Inc.
4.950% due 01/15/2013	618	663

BP Capital Markets PLC
2.750% due 02/27/2012	1,000	1,013
3.125% due 03/10/2012	908	929
5.250% due 11/07/2013	5,592	6,060

Columbus Southern Power Co.
0.702% due 03/16/2012	4,620	4,636

Consumers Energy Co.
5.000% due 02/15/2012	750	782

Dominion Resources, Inc.
6.250% due 06/30/2012	300	323

Entergy Corp.
3.625% due 09/15/2015	1,000	990

France Telecom S.A.
4.375% due 07/08/2014	2,500	2,673

NextEra Energy Capital Holdings, Inc.
1.182% due 06/17/2011	1,000	1,004
5.625% due 09/01/2011	4,225	4,355

PSEG Power LLC
6.950% due 06/01/2012	1,037	1,118

Qwest Corp.
3.552% due 06/15/2013	8,100	8,505

Telefonica Emisiones SAU
0.616% due 02/04/2013	1,200	1,180

TELUS Corp.
8.000% due 06/01/2011	299	307

Verizon Wireless Capital LLC
7.375% due 11/15/2013	1,100	1,275

Vodafone Group PLC
0.572% due 02/27/2012	4,795	4,804

		40,830

Total Corporate Bonds & Notes (Cost $510,820)		512,108

MUNICIPAL BONDS & NOTES 1.1%

ILLINOIS 0.2%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	1,800	1,800

KENTUCKY 0.3%

Kentucky State Asset Liability Commission Revenue Notes, Series 2010
0.841% due 04/01/2011	2,500	2,499

MAINE 0.4%

Maine State General Obligation Notes, Series 2010
2.000% due 06/15/2011	3,270	3,293

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013	$1,500	$1,504

Total Municipal Bonds & Notes (Cost $9,093)		9,096

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
0.000% due 05/25/2040 (a)	516	495
0.166% due 05/13/2011	3,000	3,000
0.291% due 09/17/2012 - 10/18/2012	39,250	39,283
0.661% due 06/25/2026 - 09/18/2031	5,531	5,557
0.761% due 06/25/2031 - 05/18/2032	2,139	2,152
0.811% due 03/18/2032	860	863
1.250% due 03/14/2014	4,000	3,980
4.000% due 01/01/2041 - 02/01/2041	21,700	21,541

FDIC Guaranteed Treasury Notes
0.761% due 11/29/2037	2,788	2,760

Federal Farm Credit Bank
0.300% due 01/15/2013	6,000	6,002
5.500% due 07/15/2011	1,530	1,572

Federal Home Loan Bank
0.157% due 01/30/2012	3,000	2,999
0.370% due 11/16/2011	10,000	10,001

Freddie Mac
0.181% due 02/02/2012	25,008	24,995
0.660% due 06/15/2033	165	165
4.000% due 05/15/2021	969	970
5.000% due 07/15/2014	300	337
7.000% due 11/01/2026 - 09/01/2027	472	534
7.500% due 04/01/2016 - 10/01/2017	649	726
8.500% due 07/01/2030	5	6

Ginnie Mae
6.000% due 12/15/2033	113	125
6.500% due 11/15/2033 - 12/15/2034	189	215
7.000% due 03/15/2023 - 11/15/2032	394	451
7.500% due 12/15/2012 - 06/15/2028	623	708
8.500% due 04/15/2030	4	4
10.000% due 02/15/2016 - 04/15/2025	92	103
10.500% due 09/15/2015 - 07/15/2019	5	6
11.000% due 07/15/2013 - 07/20/2020	21	22
11.500% due 01/15/2013 - 11/15/2019	8	9
12.000% due 01/15/2013 - 04/15/2015	7	7
12.500% due 11/15/2013 - 07/15/2015	3	3
13.000% due 04/15/2011 - 09/20/2015	7	7
13.500% due 05/15/2011 - 09/20/2014	1	1

NCUA Guaranteed Notes
0.635% due 11/06/2017	7,857	7,855
0.661% due 12/07/2020	4,000	4,004
0.821% due 12/08/2020	5,000	4,984
1.600% due 10/29/2020	2,165	2,123

Total U.S. Government Agencies (Cost $148,364)		148,565

U.S. TREASURY OBLIGATIONS 2.6%

U.S. Treasury Notes
2.125% due 12/31/2015	20,300	20,411

Total U.S. Treasury Obligations (Cost $20,313)		20,411

MORTGAGE-BACKED SECURITIES 1.0%

GS Mortgage Securities Corp. II
6.771% due 05/03/2018	4,000	4,021

40	PIMCO ETF Trust	See Accompanying Notes

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Holmes Master Issuer PLC
0.410% due 10/15/2011	$4,000	$3,986

Total Mortgage-Backed Securities (Cost $8,086)		8,007

ASSET-BACKED SECURITIES 5.0%

American Express Credit Account Master Trust
0.710% due 08/15/2013	10,000	10,001

Arkansas Student Loan Authority
1.188% due 11/25/2043	1,929	1,917

Bank One Issuance Trust
0.380% due 05/15/2014	4,000	3,997

Chase Issuance Trust
4.550% due 03/15/2013	175	175

Collegiate Funding Services Education Loan Trust I
0.403% due 12/28/2021	2,518	2,495

Ford Credit Auto Lease Trust
1.040% due 03/15/2013	2,323	2,325

Ford Credit Auto Owner Trust
2.760% due 05/15/2013	3,073	3,109

Hyundai Capital Auto Funding Ltd.
1.261% due 09/20/2016	1,500	1,481

Illinois Student Assistance Commission
0.767% due 04/25/2017	3,500	3,494

Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035	3,000	3,023

SLM Student Loan Trust
0.288% due 10/25/2016	87	87
0.418% due 04/25/2017	833	832
0.788% due 10/25/2017	3,400	3,405

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

South Carolina Student Loan Corp.
0.722% due 01/25/2021	$3,300	$3,295

Total Asset-Backed Securities (Cost $39,617)		39,636

SOVEREIGN ISSUES 1.8%

Export-Import Bank of Korea
1.352% due 03/13/2012	5,000	4,999

Province of Ontario Canada
0.734% due 05/22/2012	3,000	3,009
2.750% due 02/22/2011	5,000	5,015

Societe Financement de l’Economie Francaise
0.489% due 07/16/2012	200	201

Swedish Housing Finance Corp.
3.125% due 03/23/2012	500	515

Total Sovereign Issues (Cost $13,745)		13,739

SHORT-TERM INSTRUMENTS 7.8%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
0.981% due 03/01/2012	2,800	2,799
1.392% due 12/16/2011	3,600	3,601

BNP Paribas
0.361% due 03/22/2011	1,430	1,430

		7,830

COMMERCIAL PAPER 0.4%

AEGON NV
0.579% due 01/21/2011	3,000	2,999

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.4%

BellSouth Corp.
4.295% due 04/26/2021	$3,200	$3,238

Pacific Gas & Electric Co.
0.869% due 10/11/2011	2,000	2,000

Swedbank Hypotek AB
0.623% due 06/22/2011	7,000	7,002

WM Wrigley Jr. Co.
1.678% due 06/28/2011	6,930	6,934

		19,174

REPURCHASE AGREEMENTS 4.0%

Barclays Capital, Inc.
0.250% due 01/03/2011	31,100	31,100
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $32,216. Repurchase proceeds are $31,100.)

State Street Bank and Trust Co.
0.010% due 01/03/2011	111	111
(Dated 12/31/2010. Collateralized by Freddie Mac 0.000% due 06/20/2011 valued at $115. Repurchase proceeds are $111.)		31,211

Total Short-Term Instruments (Cost $61,230)		61,214

Total Investments 103.5% (Cost $811,268)		$812,776

Other Assets and Liabilities (Net) (3.5%)		(27,624)

Net Assets 100.0%		$785,152

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal only security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$342,007	$0	$342,007
Industrials	0	129,271	0	129,271
Utilities	0	40,830	0	40,830
Municipal Bonds & Notes
Illinois	0	1,800	0	1,800
Kentucky	0	2,499	0	2,499
Maine	0	3,293	0	3,293
New Jersey	0	1,504	0	1,504
U.S. Government Agencies	0	143,581	4,984	148,565
U.S. Treasury Obligations	0	20,411	0	20,411
Mortgage-Backed Securities	0	8,007	0	8,007
Asset-Backed Securities	0	39,636	0	39,636

See Accompanying Notes	Semiannual Report	December 31, 2010	41

Schedule of Investments PIMCO Enhanced Short Maturity Strategy Fund (Cont.)

(Unaudited)

December 31, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Sovereign Issues	$0	$13,739	$0	$13,739
Short-Term Instruments
Certificates of Deposit	0	7,830	0	7,830
Commercial Paper	0	2,999	0	2,999
Corporate Bonds & Notes	0	12,172	7,002	19,174
Repurchase Agreements	0	31,211	0	31,211
	$0	$800,790	$11,986	$812,776

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 06/30/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
U.S. Government Agencies	$0	$5,000	$0	$0	$0	$(16)	$0	$0	$4,984	$(16)
Short-Term Instruments
Corporate Bonds & Notes	0	7,004	0	0	0	(2)	0	0	7,002	(2)
	$0	$12,004	$0	$0	$0	$(18)	$0	$0	$11,986	$(18)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

42	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments PIMCO Intermediate Municipal Bond Strategy Fund

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 99.6%

ARIZONA 1.6%

Arizona State Salt River Project Agricultural Improvement & Power District Revenue Notes, Series 2010
4.000% due 12/01/2018	$500	$542

Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016 400	400	457

		999

CALIFORNIA 15.2%

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2016	250	284
5.000% due 05/01/2018	500	563

California State General Obligation Bonds, Series 2007
5.000% due 12/01/2017	1,000	1,079

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	534

California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	550

California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	531

Carlsbad, California Unified School District General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	231

Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,575

Mount San Antonio, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	826

Pleasanton, California Unified School District Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	469

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	762

San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	582

University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2018	500	563

University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,096

		9,645

COLORADO 1.8%

Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	282

Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	279

Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	553

		1,114

FLORIDA 3.6%

Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	121

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	$750	$778

Florida State Inland Protection Financing Corp. Revenue Notes, Series 2010
5.000% due 07/01/2016	500	554

Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	276

Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	269

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017	250	285

		2,283

GEORGIA 1.0%

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	350	361

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	285

		646

ILLINOIS 6.6%

Chicago, Illinois Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	216

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	202

Chicago, Illinois Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	389

Chicago, Illinois Wastewater Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	1,000	1,095

Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	409

Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
5.125% due 06/01/2019	500	502

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	524

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	826

		4,163

INDIANA 5.0%

Indiana State Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	337

Indiana State Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	541
5.000% due 02/01/2018	500	575

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	333

Purdue University Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	732

Vincennes, Indiana University Revenue Notes, Series 2010
4.000% due 06/01/2016 500	500	528

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017 100	$100	$112

		3,158

IOWA 0.9%

Iowa State Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	546

KANSAS 1.3%

Kansas State Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	573

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	200	222

		795

KENTUCKY 3.3%

Kentucky State Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	951

Kentucky State Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,135

		2,086

LOUISIANA 2.5%

Louisiana State General Obligation Notes, Series 2010
5.000% due 11/15/2018	1,400	1,600

MARYLAND 0.5%

Maryland State Department of Transportation Revenue Bonds, Series 2003
5.000% due 06/01/2016	280	323

MASSACHUSETTS 4.2%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	593

Massachusetts State Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	906

Massachusetts State Water Resources Authority Revenue Notes, Series 2010
5.000% due 08/01/2016	500	577

Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	574

		2,650

MINNESOTA 1.3%

Robbinsdale, Minnesota Independent School District No. 281 General Obligation Notes, Series 2010
5.000% due 02/01/2017	735	848

MISSOURI 3.1%

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,071

See Accompanying Notes	Semiannual Report	December 31, 2010	43

Schedule of Investments PIMCO Intermediate Municipal Bond Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Missouri State Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	$800	$870

		1,941

NEW HAMPSHIRE 0.4%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	282

NEW MEXICO 0.9%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	576

NEW YORK 15.2%

Long Island, New York Power Authority Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	553

New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2012 (a)	1,000	1,065
5.000% due 08/01/2017 (a)	980	1,105

New York City, New York Municipal Water Finance
Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,021

New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	228

New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	409

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,264

New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,064

New York State Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	500	537

New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	571

Riverhead, New York Central School District General Obligation Notes, ( ), Series 2010
4.000% due 10/01/2017	250	273

Syracuse, New York Industrial Development Agency Revenue Notes, Series 2010
4.000% due 05/01/2017	500	530

		9,620

NORTH CAROLINA 1.5%

Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	331

Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	375

University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	276

		982

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
OHIO 7.1%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	$500	$363
5.875% due 06/01/2047	250	165

Ohio State Building Authority Revenue Bonds, Series 2010
5.000% due 10/01/2020	1,500	1,660

Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	325

Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,145
5.500% due 02/15/2017	225	258

Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 06/01/2019	500	574

		4,490

OREGON 0.8%

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	537

PENNSYLVANIA 4.0%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	548

Pennsylvania State General Obligation Notes, Series 2010
5.000% due 07/15/2017	1,000	1,160

Pennsylvania State Higher Education Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	280

Southeastern Pennsylvania State Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	545

		2,533

PUERTO RICO 0.4%

Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	250	277

SOUTH CAROLINA 0.4%

Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	270

TENNESSEE 1.1%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	490
5.000% due 02/01/2027	250	226

		716

TEXAS 6.8%

Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,132

Dallas, Texas Revenue Notes, Series 2010
5.000% due 10/01/2016	500	577

Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	202

Houston, Texas Water and Sewer Revenue Bonds, (AGM Insured), Series 1998
0.000% due 12/01/2020	350	233

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2016	$500	$576

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	300	335

Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	891

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	244

Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	105

		4,295

UTAH 0.9%

Salt Lake County, Utah Revenue Notes, Series 2010
5.000% due 08/15/2016	500	576

WASHINGTON 6.7%

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,122

Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	2,500	2,880

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	260

		4,262

WISCONSIN 1.2%

Wisconsin State Clean Water Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	251

Wisconsin State General Obligation Notes, Series 2010
4.000% due 05/01/2018	500	539

		790

WYOMING 0.3%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	211

Total Municipal Bonds & Notes (Cost $63,272)		63,214

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 3.0%

State Street Bank and Trust Co.
0.010% due 01/03/2011	1,861	1,861

(Dated 12/31/2010. Collateralized by Freddie Mac 0.000% due 06/20/2011 valued at $1,898. Repurchase proceeds are $1,861.)

Total Short-Term Instruments (Cost $1,861)		1,861

Total Investments 102.6% (Cost $65,133)		$65,075

Other Assets and Liabilities (Net) (2.6%)		(1,626)

Net Assets 100.0%		$63,449

44	PIMCO ETF Trust	See Accompanying Notes

(Unaudited)

December 31, 2010

Notes to Schedule of Investments (amounts in thousands):
(a)	When-Issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$999	$0	$999
California	0	9,645	0	9,645
Colorado	0	1,114	0	1,114
Florida	0	2,283	0	2,283
Georgia	0	646	0	646
Illinois	0	4,163	0	4,163
Indiana	0	3,158	0	3,158
Iowa	0	546	0	546
Kansas	0	795	0	795
Kentucky	0	2,086	0	2,086
Louisiana	0	1,600	0	1,600
Maryland	0	323	0	323
Massachusetts	0	2,650	0	2,650
Minnesota	0	848	0	848
Missouri	0	1,941	0	1,941
New Hampshire	0	282	0	282
New Mexico	0	576	0	576
New York	0	9,620	0	9,620
North Carolina	0	982	0	982
Ohio	0	4,490	0	4,490
Oregon	0	537	0	537
Pennsylvania	0	2,533	0	2,533
Puerto Rico	0	277	0	277
South Carolina	0	270	0	270
Tennessee	0	716	0	716
Texas	0	4,295	0	4,295
Utah	0	576	0	576
Washington	0	4,262	0	4,262
Wisconsin	0	790	0	790
Wyoming	0	211	0	211
Short-Term Instruments
Repurchase Agreements	0	1,861	0	1,861
	$ 0	$ 65,075	$ 0	$ 65,075

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	December 31, 2010	45

Schedule of Investments PIMCO Short Term Municipal Bond Strategy Fund

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.9%

CALIFORNIA 15.7%

California State Bay Area Governments Association Revenue Notes, (SGI Insured), Series 2006
5.000% due 08/01/2013	$100	$100

California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	200	203

California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	300	333

California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	527

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	267

California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	258

California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	100	102

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	400	440

Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	200	201

Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	169

Los Angeles, California Municipal Improvement Corp. Revenue Notes, Series 2010
3.000% due 11/01/2012	750	774

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	200	207

		3,581

COLORADO 2.3%

University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	521

CONNECTICUT 1.9%

University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	400	432

DELAWARE 2.0%

Delaware State Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	470

DISTRICT OF COLUMBIA 0.5%

District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	108

FLORIDA 3.4%

Florida State Board of Education General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/01/2012	500	530

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	$250	$262

		792

GEORGIA 4.6%

Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	536

Georgia State Municipal Electric Authority Revenue Notes, Series 2008
5.000% due 01/01/2013	250	266

Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	250	252

		1,054

ILLINOIS 11.4%

Chicago, Illinois Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	540

Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	260

Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	157

Decatur, Illinois Park District General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	101
2.250% due 03/01/2013	175	178

Illinois State Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	217

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	100	102

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	287

Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	250	259

Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	273

Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	252

		2,626

INDIANA 4.8%

Indiana State Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	327

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	258

Indianapolis, Indiana Revenue Notes, Series 2010
3.000% due 10/01/2013	500	516

		1,101

IOWA 2.2%

Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	250	263

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	$250	$253

		516

KENTUCKY 3.4%

Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	264

Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	513

		777

LOUISIANA 2.1%

Louisiana State Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	494

MAINE 1.1%

Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	259

MASSACHUSETTS 2.7%

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	250	251

Massachusetts State General Obligation Notes, (AGM Insured), Series 2002
5.500% due 11/01/2011	100	104

Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	250	267

		622

MICHIGAN 1.6%

Hamilton, Michigan Community School District General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	271

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	100	101

		372

NEBRASKA 1.0%

Nebraska State Central Plains Energy Project Revenue Notes, Series 2007
5.000% due 12/01/2012	210	222

NEVADA 0.7%

Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	156

NEW JERSEY 0.5%

New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	107

NEW YORK 13.8%

Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	212

46	PIMCO ETF Trust	See Accompanying Notes

(Unaudited)

December 31, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	$500	$535

New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	377

New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	514

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	277

New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	326

New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2011	250	253
5.000% due 07/01/2016	250	276

New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	138

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	274

		3,182

PENNSYLVANIA 5.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	252

Bristol, Pennsylvania General Obligation Notes, (AGM Insured), Series 2010
4.000% due 09/01/2012	105	110

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	$250	$259

Pennsylvania State Delaware Valley Regional Financial Authority Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	279

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	263

South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	150	149

		1,312

PUERTO RICO 1.2%

Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	269

TENNESSEE 3.7%

Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	250	271

Nashville & Davidson County, Tennessee Metropolitan Government General Obligation Notes, Series 2010
5.000% due 07/01/2017	500	578

		849

TEXAS 6.1%

Forth Worth, Texas Revenue Notes, Series 2010
5.000% due 02/15/2015	250	283

South San Antonio, Texas independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	250	275

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
4.000% due 05/15/2013	$500	$530
5.000% due 05/15/2013	300	325

		1,413

VIRGINIA 0.9%

Roanoke, Virginia Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	200	209

WASHINGTON 3.7%

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	327

Washington State Energy Northwest Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	127

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	350	391

		845

WISCONSIN 1.9%

Wisconsin State Clean Water Revenue Notes, Series 2009
5.000% due 07/01/2014	400	443

Total Municipal Bonds & Notes (Cost $22,757)		22,732

Total Investments 98.9% (Cost $22,757)		$22,732

Other Assets and Liabilities (Net) 1.1%		264

Net Assets 100.0%		$22,996

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Municipal Bonds & Notes
California	$0	$3,581	$0	$3,581
Colorado	0	521	0	521
Connecticut	0	432	0	432
Delaware	0	470	0	470
District of Columbia	0	108	0	108
Florida	0	792	0	792
Georgia	0	1,054	0	1,054
Illinois	0	2,626	0	2,626
Indiana	0	1,101	0	1,101
Iowa	0	516	0	516
Kentucky	0	777	0	777
Louisiana	0	494	0	494

See Accompanying Notes	Semiannual Report	December 31, 2010	47

Schedule of Investments PIMCO Short Term Municipal Bond Strategy Fund (Cont.)

(Unaudited)

December 31, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Maine	$0	$259	$0	$259
Massachusetts	0	622	0	622
Michigan	0	372	0	372
Nebraska	0	222	0	222
Nevada	0	156	0	156
New Jersey	0	107	0	107
New York	0	3,182	0	3,182
Pennsylvania	0	1,312	0	1,312
Puerto Rico	0	269	0	269
Tennessee	0	849	0	849
Texas	0	1,413	0	1,413
Virginia	0	209	0	209
Washington	0	845	0	845
Wisconsin	0	443	0	443
	$0	$22,732	$0	$22,732

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

48	PIMCO ETF Trust	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

December 31, 2010

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware business trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to thirteen funds (the “Funds”) offered by the Trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for a Fund’s shares may be different from the Fund’s NAV. The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Determination of Net Asset Value

The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, of each Fund, except the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, are declared and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. Dividends and distributions cannot be automatically reinvested in additional shares of a Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

D. Equalization

Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and

Semiannual Report	December 31, 2010	49

Notes to Financial Statements (Cont.)

costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

50	PIMCO ETF Trust

(Unaudited)

December 31, 2010

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

4. SECURITIES AND OTHER INVESTMENTS

A. Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

B. Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Semiannual Report	December 31, 2010	51

Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

C. Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

D. U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government

National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

E. When-Issued Transactions

Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to

52	PIMCO ETF Trust

(Unaudited)

December 31, 2010

perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks

A Fund’s investments in fixed income securities expose the Fund to various risks such as but not limited to, market trading, interest rate, management and tracking error and indexing risks.

Market trading risk is the risk that an active secondary trading market for a Fund’s shares does not develop or continue, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that an Index Fund’s portfolio may not correlate to the Fund’s Index.

Indexing risk is the risk that a Fund is negatively affected by general declines in the market segments or asset classes represented by the Fund’s Index.

Credit and Counterparty Risks

A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

6. FEES AND EXPENSES

Management Fee

PIMCO, a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), serves as the investment manager (the “Manager”) to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at the annual rate based on average daily net assets (the “Management Fee”). The Management Fee for each Fund is charged at an annual rate as noted in the table below.

Fund Name	Management Fee
PIMCO 1-3 Year U.S. Treasury Index Fund	0.15	% (1)
PIMCO 1-5 Year U.S. TIPS Index Fund	0.20%
PIMCO 3-7 Year U.S. Treasury Index Fund	0.15%
PIMCO 7-15 Year U.S. Treasury Index Fund	0.15%
PIMCO 15+ Year U.S. TIPS Index Fund	0.20%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	0.15%
PIMCO Broad U.S. TIPS Index Fund	0.20%
PIMCO Broad U.S. Treasury Index Fund	0.15%

Semiannual Report	December 31, 2010	53

Notes to Financial Statements (Cont.)

Fund Name	Management Fee
PIMCO Investment Grade Corporate Bond Index Fund	0.20%
PIMCO Build America Bond Strategy Fund	0.45%
PIMCO Enhanced Short Maturity Strategy Fund	0.35%
PIMCO Intermediate Municipal Bond Strategy Fund	0.35%
PIMCO Short Term Municipal Bond Strategy Fund	0.35%

(1)	PIMCO has contractually agreed, until October 31, 2011, to waive a portion of its Management Fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the Management Fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit: 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. As of December 31, 2010, the recoverable Management Fee amount to PIMCO was $31,210.

B. Distribution and Servicing Fees

During the period ended December 31, 2010, Allianz Global Investors Distributors LLC (“AGID”), an indirect wholly-owned subsidiary of AGI, served as the distributor (the “Distributor”) of each Fund’s Creation Units. AGID does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2010, each Fund was permitted to reimburse AGID at an annual rate of up to 0.25% of a Fund’s average daily net assets. However, no such fee is currently authorized to be paid by the Funds.

Effective February 14, 2011, PIMCO Investments LLC will serve as the Distributor for the Trust. Please see Subsequent Event Note for more details.

C. Fund Expenses

The Funds bear other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $250 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500.

D. Expense Limitation

PIMCO has contractually agreed, until October 31, 2011, to waive its management fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees, if any, exceed 0.0049% of that Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit. The recoverable amounts to PIMCO at December 31, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO 1-3 Year U.S. Treasury Index Fund	$89
PIMCO 1-5 Year U.S. TIPS Index Fund	62
PIMCO 3-7 Year U.S. Treasury Index Fund	65
PIMCO 7-15 Year U.S. Treasury Index Fund	67
PIMCO 15+ Year U.S. TIPS Index Fund	65
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	74
PIMCO Broad U.S. TIPS Index Fund	67
PIMCO Investment Grade Corporate Bond Index Fund	60
PIMCO Build America Bond Strategy Fund	61
PIMCO Enhanced Short Maturity Strategy Fund	76
PIMCO Intermediate Municipal Bond Strategy Fund	84
PIMCO Short Term Municipal Bond Strategy Fund	85

7. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in

54	PIMCO ETF Trust

(Unaudited)

December 31, 2010

the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by a Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO 1-3 Year U.S. Treasury Index Fund	$38,289	$9,682	$0	$0
PIMCO 1-5 Year U.S. TIPS Index Fund	76,559	74,106	0	0
PIMCO 3-7 Year U.S. Treasury Index Fund	15,083	15,329	0	0
PIMCO 7-15 Year U.S. Treasury Index Fund	9,440	9,549	0	0
PIMCO 15+ Year U.S. TIPS Index Fund	2,069	2,046	0	0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	27,778	13,783	0	0
PIMCO Broad U.S. TIPS Index Fund	4,416	4,629	0	0
PIMCO Broad U.S. Treasury Index Fund	8,660	6,641	0	0
PIMCO Investment Grade Corporate Bond Index Fund	0	0	74,473	1,995
PIMCO Build America Bond Strategy Fund	31,852	4,614	0	0
PIMCO Enhanced Short Maturity Strategy Fund	500,119	433,815	507,839	299,949
PIMCO Intermediate Municipal Bond Strategy Fund	0	0	28,160	9,609
PIMCO Short Term Municipal Bond Strategy Fund	0	0	7,649	1,705

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of securities included in its Index together with a deposit of a specified cash payment. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**	Maximum Additional Variable Charge for Cash Redemptions**
PIMCO 1-3 Year U.S. Treasury Index Fund	$500	0.05%	0.05%
PIMCO 1-5 Year U.S. TIPS Index Fund	500	0.10%	0.10%
PIMCO 3-7 Year U.S. Treasury Index Fund	500	0.05%	0.05%
PIMCO 7-15 Year U.S. Treasury Index Fund	500	0.05%	0.05%
PIMCO 15+ Year U.S. TIPS Index Fund	500	0.10%	0.10%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	500	0.05%	0.05%

Semiannual Report	December 31, 2010	55

Notes to Financial Statements (Cont.)

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**	Maximum Additional Variable Charge for Cash Redemptions**
PIMCO Broad U.S. TIPS Index Fund	$500	0.10%	0.10%
PIMCO Broad U.S. Treasury Index Fund	500	0.05%	0.05%
PIMCO Investment Grade Corporate Bond Index Fund	500	0.45%	0.45%
PIMCO Build America Bond Strategy Fund	500	0.35%	0.35%
PIMCO Enhanced Short Maturity Strategy Fund	500	0.45%	0.45%
PIMCO Intermediate Municipal Bond Strategy Fund	500	0.35%	0.35%
PIMCO Short Term Municipal Bond Strategy Fund	500	0.35%	0.35%

*	Applicable to in-kind transactions only.
**	As a percentage of the cash amount invested.

11. INVESTMENT TRANSACTIONS

For the period ended December 31, 2010, each Fund had in-kind contributions and in-kind redemptions as follows (amounts in thousands):

Fund Name	Contributions	Redemptions
PIMCO 1-3 Year U.S. Treasury Index Fund	$20,261	$0
PIMCO 1-5 Year U.S. TIPS Index Fund	125,285	0
PIMCO 3-7 Year U.S. Treasury Index Fund	12,562	12,339
PIMCO 7-15 Year U.S. Treasury Index Fund	6,282	6,205
PIMCO 15+ Year U.S. TIPS Index Fund	257,842	21,901
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	36,997	12,034
PIMCO Broad U.S. TIPS Index Fund	10,638	0
PIMCO Broad U.S. Treasury Index Fund	7,980	0
PIMCO Investment Grade Corporate Bond Index Fund	0	0
PIMCO Build America Bond Strategy Fund	0	0
PIMCO Enhanced Short Maturity Strategy Fund	0	0
PIMCO Intermediate Municipal Bond Strategy Fund	0	0
PIMCO Short Term Municipal Bond Strategy Fund	0	0

The in-kind contributions and in-kind redemptions in this table may not accord with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any litigation or arbitration proceedings and is not aware of any litigation or claim pending or threatened by or against it. However, PIMCO is a defendant in the following litigation matters unrelated to its management of the Trust.

In Kohen v. PIMCO and PIMCO Funds, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO and PIMCO Funds. In settling this matter, PIMCO and PIMCO Funds deny any liability. This settlement is purely private in nature and not a regulatory matter.

56	PIMCO ETF Trust

(Unaudited)

December 31, 2010

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of December 31, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of December 31, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Fund	$588	$(91)	$497
PIMCO 1-5 Year U.S. TIPS Index Fund	10,225	0	10,225
PIMCO 3-7 Year U.S. Treasury Index Fund	501	(215)	286
PIMCO 7-15 Year U.S. Treasury Index Fund	101	(292)	(191)
PIMCO 15+ Year U.S. TIPS Index Fund	0	(10,145)	(10,145)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	38	(3,526)	(3,488)
PIMCO Broad U.S. TIPS Index Fund	964	0	964
PIMCO Broad U.S. Treasury Index Fund	1	(275)	(274)
PIMCO Investment Grade Corporate Bond Index Fund	138	(1,473)	(1,335)
PIMCO Build America Bond Strategy Fund	66	(1,086)	(1,020)
PIMCO Enhanced Short Maturity Strategy Fund	2,235	(727)	1,508
PIMCO Intermediate Municipal Bond Strategy Fund	405	(463)	(58)
PIMCO Short Term Municipal Bond Strategy Fund	60	(85)	(25)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

14. SUBSEQUENT EVENTS

During the period ended December 31, 2010 and through February 13, 2011, Allianz Global Investors Distributors LLC (“AGID”), an indirect wholly-owned subsidiary of AGI, served as the distributor to the Trust’s shares. Effective February 14, 2011, PIMCO Investments LLC (the “Distributor”) serves as the Distributor of the Trust’s shares. As such, this Shareholder Report identifies PIMCO Investments LLC as the current Distributor to the Trust’s shares.

Semiannual Report	December 31, 2010	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Co.

58	PIMCO ETF Trust

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	December 31, 2010	59

Approval of Renewal of the Investment Management Agreement

APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT FOR THE PIMCO BROAD U.S. TREASURY INDEX FUND, PIMCO BUILD AMERICA BOND STRATEGY FUND AND PIMCO INVESTMENT GRADE CORPORATE BOND INDEX FUND

On August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including all of the independent Trustees, approved the Trust’s Investment Management Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

The Board of the Trust, including all of the independent Trustees, approved the Investment Management Agreement (the “New Funds’ Agreement”) with PIMCO on behalf of the PIMCO Broad U.S. Treasury Index Fund, at a meeting on August 11, 2009, and on behalf of PIMCO Build America Bond Strategy Fund and PIMCO Investment Grade Corporate Bond Index Fund, at a meeting on February 23, 2010 (together with PIMCO Broad U.S. Treasury Index Fund, the “New Funds”) for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	INFORMATION RECEIVED

A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve the renewal of the Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, fees and expenses, financial and profitability information regarding PIMCO, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreement.

In considering whether to approve the New Funds’ Agreement, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management services and supervisory and administrative services to the New Funds.

B.	Review Process

In connection with the approval of the renewal of the Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreement, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreement at the August 11, 2009 and February 23, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	NATURE, EXTENT AND QUALITY OF SERVICES

A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

60	PIMCO ETF Trust

(Unaudited)

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreement was approved in 2009, including a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, and web-hosting of prospectuses and other regulatory documents.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreement and the New Funds’ Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, and quality of supervisory and administrative services to be provided by PIMCO to the Funds under the Agreement. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, and quality of supervisory and administrative services to be provided by PIMCO to the New Funds under the New Funds’ Agreement. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreement was considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, for the periods ended May 31, 2010 and for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”). The Board considered information regarding both the investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

Report, which were provided in advance of the August 16-17, 2010 meeting.

The Board noted that most of the Funds have less than one year of performance. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the period since inception. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board considered that because PIMCO does not expect certain Funds to outperform their benchmark indexes over long term horizons, PIMCO believes that it is more appropriate to compare the performance of such Funds to a comparative universe.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreement, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreement.

4.	MANAGEMENT FEE AND TOTAL EXPENSES

PIMCO reported to the Board that, in proposing the management fee for any Fund, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors.

The Board reviewed the management fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board noted that the estimated total expense ratio for seven out of ten Funds was equal to or lower than the median expenses of comparable funds in the Lipper Expense Group. The Board considered that the actively-managed Funds offered by PIMCO, which have total expenses above the Lipper median, are unique strategies with no competitors in the marketplace and that the Lipper Report compares them to index exchange-traded funds. The Board compared each Fund’s estimated total expenses to other funds in the Lipper Expense Group, and found each Fund’s estimated total expenses to be reasonable.

With respect to the New Funds, the Board reviewed the proposed management fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ estimated total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ estimated total expenses to be reasonable.

Semiannual Report	December 31, 2010	61

Approval of Renewal of the Investment Management Agreement (Cont.)

With respect to PIMCO Enhanced Short Maturity Strategy Fund and PIMCO Intermediate Municipal Bond Strategy Fund, PIMCO manages separate accounts with similar investment strategies, but the Board noted that separate account management fees do not provide a meaningful comparison for the Funds’ management fees due to the unique nature of actively-managed Funds and the fact that the Funds’ management fees include advisory and supervisory and administrative services.

With respect to the New Funds, the Board noted that PIMCO does not currently manage any separate accounts with investment strategies similar to the PIMCO Broad U.S. Treasury Index Fund and the PIMCO Build America Bond Strategy Fund. For the PIMCO Investment Grade Corporate Bond Index Fund, PIMCO manages separate accounts with similar investment strategies; however, the management fee for the PIMCO Investment Grade Corporate Bond Index Fund includes supervisory and administration services in addition to investment management and, thus, the separate accounts do not provide a meaningful comparison.

The Board also considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for a unified fee, and in return, PIMCO provides or procures such services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as the costs of qualifying and listing Fund shares with any securities exchange or other trading system. The Board noted that the unified fee leads to fund fees that are fixed, rather than variable. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Agreement, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreement. The Board concluded that each New Fund’s proposed fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the New Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels. The Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

The Board noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each newly organized Fund by waiving a portion of its management fee or reimbursing the Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the Fund exceeds 0.0049% during the Fund’s first fiscal year. The Board also noted that PIMCO had contractually agreed, until October 31, 2011, to reduce total fund operating expenses for the PIMCO 1-3 Year U.S. Treasury Index Fund by waiving a portion of its management fee equal to 0.06% of average daily net assets.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the management fee to be charged by PIMCO, as well as the estimated total expenses of each Fund, are reasonable and approval of the renewal of the Agreement would likely benefit the Funds and their shareholders.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreement would likely benefit each New Fund and its shareholders.

5.	ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee. The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time.

The Board concluded that each Fund’s cost structure and each New Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

62	PIMCO ETF Trust

(Unaudited)

7.	CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored the renewal of the Agreement. The Board concluded that the Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreement, and that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreement was fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreement was in the best interests of the New Funds and their shareholders.

Semiannual Report	December 31, 2010	63

General Information

Investment Manager

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Legal Counsel

Dechert LLP

1775 I Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

ETFSA01_123110

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 2, 2011

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: March 2, 2011